As filed with the Securities and Exchange Commission on February
20, 1996
                                  1940 Act File No. 811-07537
                                  1933 Act File No. 33- _____

           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                         FORM N-1A



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   /X /
         Pre-Effective Amendment No.                     /   /
         Post-Effective Amendment No.                   /   /

                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
/X/
         Amendment No.                                /   /

              (Check appropriate box or boxes)

                      ROYCE CAPITAL TRUST
         (Exact name of Registrant as specified in charter)

         1414 Avenue of the Americas, New York, New York  10019
         (Address of principal executive offices)    (Zip Code)

Registrant's Telephone Number, including Area Code:
(212) 355-7311

                  Charles M. Royce, President
                      Royce Capital Trust
     1414 Avenue of the Americas, New York, New York  10019
             (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective

The Registrant hereby registers an indefinite number of securities under the Securities Act of 1933 pursuant to Rule
24f-2 under the Investment Company Act of 1940.




The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.



                     Total number of pages:   127
             Index to Exhibits is located on page:    47
                            CROSS REFERENCE SHEET
             (Pursuant to Rule 481 of Regulation C)


Item of Form N-1A                  CAPTION or Location in Prospectus

Part A

I.    Cover Page.......................................Cover Page

II.   Synopsis..........................................FUND EXPENSES

III.  Condensed Financial Information...*

IV.   General Description of Registrant..INVESTMENT OBJECTIVES,
                                   INVESTMENT POLICIES,
                                   INVESTMENT RISKS,
                                   INVESTMENT LIMITATIONS,
                                   GENERAL INFORMATION

V.    Management of the Fund................MANAGEMENT OF THE TRUST,
                                   GENERAL INFORMATION

V.A.  Management's Discussion of
        Fund Performance.........................*

VI.   Capital Stock and Other Securities.GENERAL INFORMATION,
                                   DIVIDENDS, DISTRIBUTIONS AND
                                     TAXES,
                                   SHAREHOLDER GUIDE

VII.  Purchase of Securities Being
 Offered ........................................NET ASSET VALUE PER SHARE,
                                                 SHAREHOLDER GUIDE

VIII. Redemption or Repurchase.............SHAREHOLDER GUIDE

IX.   Pending Legal Proceedings.............*


                                   CAPTION or Location in Statement
Item of Form N-1A                      of Additional Information

Part B

X.    Cover Page.......................................Cover Page

XI.   Table of Contents............................TABLE OF CONTENTS

                                   CAPTION or Location in Statement
Item of Form N-1A                      of Additional Information

Part B

XII.  General Information and History....*

XIII. Investment Objectives and Policies.INVESTMENT POLICIES AND
                                     LIMITATIONS,
                                   RISK FACTORS AND SPECIAL
                                     CONSIDERATIONS

XIV.  Management of the Fund................MANAGEMENT OF THE TRUST

XV.   Control Persons and Principal
        Holders of Securities....................MANAGEMENT OF THE TRUST,
                                   PRINCIPAL HOLDERS OF SHARES

XVI.  Investment Advisory and Other
      Services ...........................MANAGEMENT OF THE TRUST,
                                   INVESTMENT ADVISORY SERVICES,
                                   CUSTODIAN,
                                   INDEPENDENT ACCOUNTANTS

XVII. Brokerage Allocation and Other
        Practices................................PORTFOLIO TRANSACTIONS

XVIII.Capital Stock and Other Securities.DESCRIPTION OF THE TRUST

XIX.  Purchase, Redemption and Pricing
        of Securities Being Offered......PRICING OF SHARES BEING OFFERED,
                                         REDEMPTIONS IN KIND

XX.   Tax Status........................................TAXATION

XXI.  Underwriters.....................................*

XXII. Calculation of Performance Data....PERFORMANCE DATA

XXIII.Financial Statements........................FINANCIAL STATEMENTS




*    Not applicable.

Royce Capital Trust


Royce Premier Portfolio
Royce Equity Income Portfolio
Royce Micro-Cap Portfolio


PROSPECTUS -- __________ __, 1996



Royce Premier Portfolio, Royce Equity Income
Portfolio and Royce Micro-Cap Portfolio (the
"Funds") are series of Royce Capital Trust (the
"Trust"). Shares of the Funds are offered to life insurance companies ("Insurance Companies") for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts ("Variable Contracts"), and may also be offered directly to certain pension plans and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis
("Retirement Plans"). Certain Funds may not be available in connection with a particular Variable
Contract, and certain Variable Contracts may limit allocations among the Funds. See the accompanying
Variable Contract disclosure documents for any restrictions on purchases or allocations.

ABOUT THIS
PROSPECTUS
This Prospectus sets forth concisely the information that you should know about a Fund before you invest.
It should be retained for future reference.  A
"Statement of Additional Information" containing further information about the Funds and the Trust has been filed with the Securities and Exchange
Commission.  The Statement is dated ________ __,
1996 and has been incorporated by reference into this Prospectus. A copy may be obtained without charge by writing to the Trust, by calling Investor
Information at 1 (800) 221-4268 or by writing or calling your Insurance Company.

TABLE OF CONTENTS
                                      Page
Fund Expenses . . . . . . . . . .
Investment Performance. . . . . .
Investment Objectives . . . . . .
Investment Policies . . . . . . .
Investment Risks. . . . . . . . .

                                                             Page
Investment Limitations. . . . . . .  . . . . . .
Management of the Trust . . . . . .  . . . . . .
General Information . . . . . . . .  . . . . . .
Dividends, Distributions and Taxes .  .  .  .  .  .
Net Asset Value Per Share . . . . . . .
Shareholder Guide . . . . . . . . . . .


LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND EXPENSES




































Transaction expenses are charges paid when shares of
the Funds are purchased or sold.
                     Shareholder Transaction Expenses
Sales Load Imposed on Purchases or
Reinvested Dividends . . . . . . . . . . . . . . . . . . . .     None
Deferred Sales Load on Redemptions. . . . . . . .    None

Each Fund pays its own operating expenses, including
the investment management fee to Quest Advisory
Corp. ("Quest"), the investment adviser to the
Funds.  Expenses are factored into a Fund's net
asset value daily and are not charged directly to
shareholders.  The following expenses are estimates
for the first year of operation.
                               Annual Fund Operating Expenses
                                            Royce       Royce        Royce
                                           Premier  Equity Income  Micro-Cap
                                          Portfolio   Portfolio    Portfolio
                 Management Fees
(after waivers)  . . . . . . . . . . . . .   .00%        .00%         .00%
                 12b-1 Fees  . . . . . . .   None        None         None
                 Other Expenses. . . . . .  1.99%       1.99%        1.99%
                 Total Operating Expenses
(after waivers)  . . . . . . . . . . . . .  1.99%       1.99%        1.99%

The purpose of the above table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as an investor in the Funds. Management fees would be 1.00%, 1.00% and 1.50% and total operating expenses would be 2.99%, 2.99% and 3.49% for each of the Funds without the waivers of management fees by Quest. Quest has voluntarily committed to waive its fees through December 31, 1996 to the extent necessary to maintain total operating expenses of each Fund at or below 1.99%.

The following examples illustrate the expenses that
you would incur on a $1,000 investment over various
periods, assuming a 5% annual rate of return and
redemption at the end of each period.
                                    1 Year     3 Years
Royce Premier Portfolio              $20         $62
Royce Equity Income Portfolio         20          62
Royce Micro-Cap Portfolio             20          62

These examples should not be considered
representations of past or future expenses or performance. Actual expenses may be higher or lower than those shown.

Additional expenses are incurred under the Variable
Contracts and the Retirement Plans. These expenses are not described in this Prospectus. Variable
Contract owners and Retirement Plan participants should consult the Variable Contract disclosure documents or Retirement Plan information regarding these expenses.

INVESTMENT
PERFORMANCE

Total return is the
change in value
over
a given time
period,
assuming
reinvestment
of any dividends
and
capital gains
distributions

From time to time, the Funds may communicate figures reflecting total return over various time periods.
"Total return" is the rate of return on an amount invested in a Fund from the beginning to the end of the stated period. "Average annual total return" is the annual compounded percentage change in the value of an amount invested in a Fund from the beginning until the end of the stated period. Total returns, which assume the reinvestment of all net investment income dividends and capital gains distributions, are historical measures of past performance and are not intended to indicate future performance.

Total returns quoted for the Funds include the effect of deducting each Fund's operating expenses, but will not include charges and expenses attributable to a particular Variable Contract or Retirement Plan. Because shares of the Funds may be purchased only through a Variable Contract or an eligible Retirement Plan, an individual owning a Variable Contract or participating in a Retirement
Plan should carefully review the Variable Contract disclosure documents or Retirement Plan information for information on relevant charges and expenses.
Excluding these charges and expenses from quotations of each Fund's performance has the effect of increasing the performance quoted. These charges and expenses should be considered when comparing a Fund's performance to other investment vehicles.

Although the Trust is newly-organized and the Funds do not yet have their own performance records, each Fund has the same investment objectives and follows substantially the same investment policies as a corresponding Royce retail fund. The Royce retail funds have the same investment adviser as the corresponding Funds offered in this Prospectus.

Set forth in the table below is total return information for each of the Royce retail funds corresponding to the Funds offered in this Prospectus, calculated as described above. Such information has been obtained from Quest and is set forth in the current prospectus of each fund.
Investors should not consider this performance data as an indication of the future performance of the Funds offered in this Prospectus. The performance figures below reflect the deduction of the historical fees and expenses paid by the Royce retail funds, and not those to be paid by these Funds. The figures also do not reflect the deduction of charges or expenses attributable to Variable Contracts. As discussed above, investors should refer to the applicable Variable Contract disclosure documents for information on such charges and expenses. Additionally, although it is anticipated that each Fund and its corresponding retail fund will hold similar securities selections, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings.

The average annual total returns for the corresponding Royce retail funds for the periods ended December 31, 1995 were:

                            One  Three Five   Since   Inception
                           Year  Year  Year Inception    Date
Royce Premier Fund         17.8% 13.2%   --    13.8%   December 31, 1991
Royce Equity Income Fund   16.4% 8.4%   14.6%   9.0%   January	2, 1990
Royce Micro-Cap Fund       19.1% 15.1%   --    18.5%   December	31, 1991

The above total returns reflect partial waivers of management fees. Without such waivers, the average annual total returns would have been lower.

INVESTMENT
OBJECTIVES
Each Fund has different investment objectives and/or its own method of achieving its objectives and is designed to meet different investment needs. Since certain risks are inherent in owning any security, there can be no assurance that any of the Funds will achieve their objectives.

Royce Premier Portfolio's investment objectives are primarily long-term growth and secondarily current income. It seeks to achieve these objectives through investments in a limited portfolio of common stocks and securities convertible into common stocks of companies viewed by Quest as having superior financial characteristics and/or unusually attractive business prospects.

Royce Equity Income Portfolio seeks reasonable income by investing primarily in dividend-paying common and preferred stocks and debt securities convertible into common stocks. In choosing these securities, Quest will also consider their potential for capital appreciation.

Royce Micro-Cap Portfolio seeks long-term capital appreciation, primarily through investments in common stocks and securities convertible into common stocks of small and micro-cap companies. Production of income is incidental to this objective.

These investment objectives are fundamental and may not be changed without the approval of a majority of the Fund's outstanding voting shares.

INVESTMENT
POLICIES

The Funds invest on a
"value" basis

The Funds invest
primarily in small
companies

Quest will use a "value" method in managing the Funds' assets. In its selection process, Quest puts primary emphasis on various internal returns indicative of profitability, balance sheet quality, cash flows and the relationships that these factors have to the current price of a given security. This is in contrast to other methods that primarily focus on the future prospects of a company and concentrate on high growth or emerging growth companies.

Quest's value method is based on its belief that the securities of certain small companies may sell at a discount from its estimate of such companies'
"private worth". Quest will attempt to identify and invest in these securities for each of the Funds, with the expectation that this "value discount" will narrow over time and thus provide capital appreciation for the Funds.

Royce Premier Portfolio
Normally, Royce Premier Portfolio will invest at least 80% of its assets in a limited number of common stocks and convertible securities. At least
65% of these securities will be income-producing and/or issued by companies with stock market capitalizations under $1,000,000,000 at the time of investment. The remainder of its assets may be invested in securities of companies with higher stock market capitalizations, non-dividend-paying common stocks and non-convertible preferred stocks and debt securities. In its selection process for the Fund, Quest will put primary emphasis on companies which have unusually strong returns on assets, cash flows and balance sheets or unusual business strengths and/or prospects. Other characteristics, such as a company's growth potential and valuation considerations, will also be used in selecting investments for the Fund.

Royce Equity Income Portfolio
In accordance with its objective of seeking reasonable income, Royce Equity Income Portfolio will normally invest at least 80% of its assets in common stocks and convertible securities. At least
90% of these securities will be income-producing, and at least 65% of these securities will be issued by companies with stock market capitalizations under $1,000,000,000 at the time of investment. The remainder of the Fund's assets may be invested in the securities of companies with higher stock market capitalizations, non-dividend-paying common stocks and non-convertible preferred stocks and debt securities. Quest will seek to invest the Fund's portfolio in a manner that produces a composite yield which is higher than the composite yield of the stocks in the Standard & Poor's 500 Composite
Stock Price Index (the "S&P 500 Index") and will consider the capital appreciation potential of the securities it selects for the Fund's portfolio.

Royce Micro-Cap Portfolio
At least 80% of the assets of Royce Micro-Cap
Portfolio will normally be invested in common stocks and convertible securities of small and micro-sized companies. At least 65% of these securities will be issued by companies with stock market capitalizations under $300,000,000 at the time of investment. The remainder of the Fund's assets may be invested in the securities of companies with higher stock market capitalizations and non-convertible preferred stocks and debt securities.

INVESTMENT
RISKS

The Funds are
subject
to certain
investment
risks

As mutual funds investing primarily in common stocks and/or securities convertible into common stocks, the Funds are subject to market risk, that is, the possibility that common stock prices will decline over short or even extended periods. The Funds may invest in securities of companies that are not well-known to the investing public, may not have significant institutional ownership and may have cyclical, static or only moderate growth prospects.
The stocks of such companies may be more volatile in price and have lower trading volumes than the larger capitalization stocks included in the S&P 500 Index.
Accordingly, Quest's investment method requires a long-term investment horizon. The Funds should not be used to play short-term swings in the market.

Although Royce Premier Portfolio is diversified within the meaning of the Investment Company Act of 1940 (the "1940 Act"), it will normally be invested in a limited number of securities. This Fund's relatively limited portfolio may involve more risk than investing in other Royce Funds or in a broadly diversified portfolio of common stocks of large and well-known companies. To the extent that the Fund invests in a limited number of securities, it may be more susceptible to any single corporate, economic, political or regulatory occurrence than a more widely diversified fund.

Quest may employ a more aggressive approach to investing for Royce Micro-Cap Portfolio that involves a substantially higher than average portfolio turnover rate. In addition, Royce Micro-
Cap Portfolio may invest in many micro-cap securities that are followed by relatively few securities analysts, with the result that there tends to be less publicly available information concerning the securities compared to what is available for exchange-listed or larger companies.
The securities of these companies may have limited trading volumes and be subject to more abrupt or erratic market movements than the securities of larger, more established companies or the market averages in general, and Quest may be required to deal with only a few market-makers when purchasing and selling these securities. Companies in which Royce Micro-Cap Portfolio is likely to invest also may have limited product lines, markets or financial resources and may lack management depth and may be more vulnerable to adverse business or market developments. Thus, the Fund may involve considerably more risk than a mutual fund investing in the more liquid equity securities of larger companies traded on the New York or American Stock
Exchanges.

INVESTMENT
LIMITATIONS

The Funds have
adopted certain
fundamental
limitations

Each of the Funds has adopted certain fundamental limitations, designed to reduce its exposure to specific situations, which may not be changed without the approval of a majority of its outstanding voting shares, as that term is defined in the 1940 Act. These limitations are set forth in the Statement of Additional Information and provide, among other things, that no Fund will:

(a) as to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer, excluding obligations of the U.S. Government;

(b) invest more than 25% of its assets in any one industry; or

(c)       invest in companies for the purpose of
          exercising control of management.

Other Investment
Practices:

In addition to investing primarily in the equity and fixed income securities described above, the Funds may follow a number of additional investment practices.

Short-term fixed
income securities

The Funds may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. These securities consist of United States Treasury bills, domestic bank certificates of deposit, high-quality commercial paper and repurchase agreements collateralized by U.S. Government securities. In a repurchase agreement, a bank sells a security to the Fund at one price and agrees to repurchase it at the Fund's cost plus interest within a specified period of seven or fewer days. In these transactions, which are, in effect, secured loans by the Fund, the securities purchased by the Fund will have a value equal to or in excess of the value of the repurchase agreement and will be held by the Fund's custodian bank until repurchased. Should a Fund implement a temporary investment policy, its investment objectives may not be achieved.

Securities lending

Each of the Funds may lend up to 25% of its assets to qualified institutional investors for the purpose of realizing additional income. Loans of securities of a Fund will be collateralized by cash or securities issued or guaranteed by the United States
Government or its agencies or instrumentalities.
The collateral will equal at least 100% of the current market value of the loaned securities. The risks of securities lending include possible delays in receiving additional collateral or in recovery of loaned securities or loss of rights in the collateral if the borrower defaults or becomes insolvent.

Foreign securities

Each of the Funds may invest up to 10% of its assets in debt and/or equity securities of foreign issuers.
Foreign investments involve certain risks, such as political or economic instability of the issuer or of the country of issue, fluctuating exchange rates and the possibility of imposition of exchange controls. These securities may also be subject to greater fluctuations in price than the securities of U.S. corporations, and there may be less publicly available information about their operations.
Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors such as the Funds.

Lower-rated
debt securities

Each of the Funds may also invest no more than 5% of its net assets in lower-rated (high-risk) non-convertible debt securities, which are below investment grade. The Funds do not expect to invest in non-convertible debt securities that are rated lower than Caa by Moody's Investors Service, Inc. or
CCC by Standard & Poor's Corp. or, if unrated, determined to be of comparable quality.

Portfolio turnover

Although the Funds generally will seek to invest for the long term, they retain the right to sell securities regardless of how long they have been held. Portfolio turnover rates for the Funds may exceed 100%. Rates which exceed 100% are higher than those of other funds. A 100% turnover rate occurs, for example, if all of a Fund's portfolio securities are replaced in one year. High portfolio activity increases the Fund's transaction costs, including brokerage commissions.

State insurance
restrictions

The Funds are sold to the Insurance Companies in connection with Variable Contracts, and will seek to be available under Variable Contracts sold in a number of jurisdictions. Certain states have regulations or guidelines concerning concentration of investments and other investment techniques. If applied to the Funds, the Funds may be limited in their ability to engage in certain techniques and to manage their portfolios with the flexibility provided herein. In order to permit a Fund to be available under Variable Contracts sold in certain states, the Trust may make commitments for the Fund that are more restrictive than the investment policies and limitations described above and in the Statement of Additional Information. If the Trust determines that such a commitment is no longer in the Fund's best interests, the commitment may be revoked by terminating the availability of the Fund to Variable Contract owners residing in such states.

MANAGEMENT OF
THE TRUST

Quest Advisory Corp.
is responsible for the
management of the
Funds' portfolios

The Trust's business and affairs are managed under the direction of its Board of Trustees. Quest, the Funds' investment adviser, is responsible for the management of the Funds' portfolios, subject to the authority of the Board of Trustees. Quest, which was organized in 1967, is also the investment adviser to Pennsylvania Mutual Fund, to series of The Royce Fund and to other investment and non-investment company accounts. Charles M. Royce, Quest's President, Chief Investment Officer and sole voting shareholder since 1972, is primarily responsible for supervising Quest's investment management activities. Mr. Royce is assisted by Jack E. Fockler, Jr. and W. Whitney George, Vice
Presidents of Quest, both of whom participate in the investment management activities, with their specific responsibilities varying from time to time.

As compensation for its services to the Funds, Quest is entitled to receive annual advisory fees of 1% of the average net assets of Royce Premier Portfolio and Royce Equity Income Portfolio and 1.5% of the average net assets of Royce Micro-Cap Portfolio.
These fees are payable monthly from the assets of the Funds involved and are higher (substantially higher in the case of Royce Micro-Cap Portfolio) than those paid by most other mutual funds with similar investment objectives.

Quest will select the brokers who will execute the purchases and sales of the Funds' portfolio securities and may place orders with brokers who provide brokerage and research services to Quest.
Quest is authorized, in recognition of the value of brokerage and research services provided, to pay commissions to a broker in excess of the amount which another broker might have charged for the same transaction.

From time to time, Quest may pay amounts to Insurance Companies or other organizations that provide administrative services for the Funds or that provide services relating to the Funds to owners of Variable Contracts and/or participants in Retirement Plans. These services may include, among other things: sub-accounting services; answering inquiries regarding the Funds; transmitting, on behalf of the Funds, proxy statements, shareholder reports, updated prospectuses and other communications regarding the Funds; and such other related services as the Trust, owners of Variable
Contracts and/or participants in Retirement Plans may request. The amounts of any such payments will be determined by the nature and extent of the services provided by the Insurance Company or other organization. Payment of such amounts by Quest will not increase the fees paid by the Funds or their shareholders.

GENERAL
INFORMATION

Royce Capital Trust (the "Trust") is a Delaware business trust registered with the Securities and Exchange Commission as a diversified, open-end management investment company. The Trustees have the authority to issue an unlimited number of shares of beneficial interest, without shareholder approval, and these shares may be divided into an unlimited number of series. Shareholders are entitled to one vote per share. Shares vote by individual series on all matters, except that shares are voted in the aggregate and not by individual series when required by the 1940 Act and that if the Trustees determine that a matter affects only one series, then only shareholders of that series are entitled to vote on that matter.

Pursuant to current interpretations of the 1940 Act, the Insurance Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders and will vote all shares held by the separate accounts in proportion to the voting instructions received. The exercise of voting rights on shares held by Retirement Plans will be governed by the terms of such plans. Some
Retirement Plans may pass-through voting to plan participants, while shares held by other Retirement
Plans may be voted by the trustees of the Retirement
Plan or by a named fiduciary or an investment manager. Retirement Plan participants should consult their plan documents for information.

Each Fund sells its shares only to certain qualified retirement plans and to variable annuity and variable life insurance separate accounts of insurance companies that are unaffiliated with Quest and that may be unaffiliated with one another. The
Funds currently do not foresee any disadvantages to policyowners arising out of the fact that each Fund offers its shares to such entities. Nevertheless, the Trustees intend to monitor events in order to identify any irreconcilable material conflicts that may arise due to future differences in tax treatment or other considerations and to determine what action, if any, should be taken in response to such conflicts. If a conflict occurs, the Trustees may require one or more insurance company separate accounts or plans to withdraw its investments in one or more of the Funds and to substitute shares of another Fund. As a result, a Fund may be forced to sell securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of any Fund to any separate account or qualified plan or may suspend or terminate the offering of shares of any Fund if such action is required by law or regulatory authority or is deemed by the Trust to be in the best interests of the shareholders of the Fund.

The custodian for the portfolio securities, cash and other assets of the Funds is State Street Bank and Trust Company. State Street, through its agent
National Financial Data Services ("NFDS"), also serves as the Funds' transfer agent.
______________________ serves as independent
accountants for the Funds.

DIVIDENDS,
DISTRIBUTIONS
AND
TAXES

Royce Equity Income Portfolio will pay quarterly dividends from net investment income. Royce Premier and Micro-Cap Portfolios will pay dividends from their net investment income (if any) annually in December. Each Fund will distribute its net realized capital gains in December. Dividends and distributions will be automatically reinvested in additional shares of the Funds.

Each Fund intends to qualify and to remain qualified for taxation as a "regulated investment company" under the Internal Revenue Code, so that it will not be subject to Federal income taxes to the extent that its income is distributed to its shareholders.
In addition, each Fund intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts. By meeting these and other requirements, the participating Insurance Companies, rather than the owners of the Variable Contracts, should be subject to tax on distributions received with respect to Fund shares. The tax treatment on distributions made to an Insurance Company will depend on the Insurance Company's tax status.

Shares of the Funds may be purchased through Variable Contracts. As a result, it is anticipated that any net investment income dividends or capital gains distributions from a Fund will be exempt from current taxation if left to accumulate within a Variable Contract. Dividends and distributions made by the Funds to the Retirement Plans are not taxable to the Retirement Plans or to the participants thereunder. The Funds will be managed without regard to tax ramifications. Withdrawals from such Contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2.

The tax status of your investment in the Funds depends on the features of your Variable Contract or Retirement Plan. For further information, please refer to the prospectus or disclosure documents of your Variable Contract or information provided by your Retirement Plan. Prospective investors are encouraged to consult their tax advisers.

The above discussion is only a summary of some of the important tax considerations generally affecting the Funds and their shareholders; see the Statement of Additional Information for additional discussion.

NET ASSET VALUE
PER SHARE

Net asset value per
share (NAV) is
determined each day
the New York Stock
Exchange is open

Fund shares are purchased and redeemed at the net asset value per share next determined after an order is received by the Funds' transfer agent, a Fund's agent or its delegatee. Net asset value per share is determined by dividing the total value of the Fund's investments and other assets, less any liabilities, by the number of outstanding shares of the Fund. Net asset value per share is calculated at the close of regular trading on the New York
Stock Exchange on each day the Exchange is open for business.

In determining net asset value, securities listed on an exchange or the Nasdaq National Market System will be valued on the basis of the last reported sale price prior to the time the valuation is made or, if no sale is reported for that day, at their bid price for exchange-listed securities and at the average of their bid and ask prices for Nasdaq securities. Quotations will be taken from the market where the security is primarily traded.
Other over-the counter securities for which market quotations are readily available will be valued at their bid price. Securities for which market quotations are not readily available will be valued at their fair value under procedures established and supervised by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

SHAREHOLDER GUIDE

The Trust will provide Insurance Companies and
Retirement Plans with information Monday through Friday, except holidays, from 9:00 a.m. to 5:00 p.m.
(Eastern time). For information, prices, literature or to obtain information regarding the availability of Fund shares or how Fund shares are redeemed, call the Trust at 1-800-221-4268.

Purchasing and
Redeeming Shares
of the Funds

Shares of the Funds will be sold on a continuous basis to separate accounts of Insurance Companies or to Retirement Plans. Stock certificates will not be issued; share activity will be recorded in book entry form only. Investors may not purchase or redeem shares of the Funds directly, but only through the separate accounts of Insurance Companies or through qualified Retirement Plans. You should refer to the applicable Separate Account Prospectus or your Plan documents for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to one or more of the Funds, change existing allocations among investment alternatives, including the Funds, or select specific Funds as investment options in a Retirement Plan. No sales charge is imposed upon the purchase or redemption of shares of the Funds. Sales charges for the Variable Contracts or Retirement Plans are described in the relevant
Separate Account Prospectuses or plan documents.

If the Board of Trustees determines that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, a Fund may pay redemption proceeds in whole or in part by a distribution in kind.

Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order by a Fund's transfer agent, a Fund's agent or its delegatee. Payment for redeemed shares will generally be made within three business days following the date of request for redemption. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange, an emergency as defined by the Securities and Exchange Commission exists or as permitted by the Securities and Exchange Commission.

Shareholder
Communications

Owners of Variable Contracts and Retirement Plans and their administrators will receive annual and semi-annual reports, including the financial statements of the Funds that they have authorized for investment. Each report will also show the investments owned by each Fund and the market values thereof, as well as other information about the Funds and their operations. The Trust's fiscal year ends December 31.

Royce Capital Trust
1414 Avenue of the Americas
New York, NY 10019
1-800-221-4268

					        Royce Capital Trust
Investment Adviser
Quest Advisory Corp.
1414 Avenue of the Americas
New York, NY 10019

					      Royce Premier Portfolio
Transfer Agent
State Street Bank and Trust Company	   Royce Equity Income Portfolio
c/o NFDS
P.O. Box 419012				     Royce Micro-Cap Portfolio
Kansas City, MO 64141-6012
1-800-841-1180


Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02105


Officers
Charles M. Royce, President and
Treasurer
John D. Diederich, Vice President
Jack E. Fockler, Jr., Vice President
W. Whitney George, Vice President
Daniel A. O'Byrne, Vice President
   and Asst. Secretary
Susan I. Grant, Secretary

					            Prospectus
					        __________ __, 1996

                       ROYCE CAPITAL TRUST

               STATEMENT OF ADDITIONAL INFORMATION


     ROYCE CAPITAL TRUST (the "Trust"), a Delaware business trust organized in January 1996, is a professionally managed, open-end registered investment company, which has three portfolios or series ("Funds"). Each Fund has distinct investment objectives and/or policies, and a shareholder's interest is limited to the Fund in which the shareholder owns shares. The three Funds are:
                     Royce Premier Portfolio
                  Royce Equity Income Portfolio
                    Royce Micro-Cap Portfolio

     Shares of the Funds are offered to life insurance companies ("Insurance Companies") for allocation to certain separate accounts established for the purpose of funding qualified and non- qualified variable annuity contracts and variable life insurance contracts ("Variable Contracts"), and may also be offered directly to certain pension plans and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Retirement Plans").

     This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Trust's current Prospectus dated __________ 1996. To obtain an additional copy of the Prospectus, please call Investor Information at 1-800-221-4268 or contact your Insurance Company.

Investment Adviser
Quest Advisory Corp. ("Quest")

Transfer Agent                                             Custodian
State Street Bank and Trust Company      State Street Bank and Trust Company
c/o National Financial Data Services
                                                        ___________, 1996
                   TABLE OF CONTENTS
                                                    PAGE
INVESTMENT POLICIES AND LIMITATIONS . . . . . . . .   2
RISK FACTORS AND SPECIAL CONSIDERATIONS . . . . . .   4
MANAGEMENT OF THE TRUST . . . . . . . . . . . . . .   7
PRINCIPAL HOLDERS OF SHARES . . . . . . . . . . . . . 9
INVESTMENT ADVISORY SERVICES. . . . . . . . . . . . .10
CUSTODIAN . . . . . . . . . . . . . . . . . . . . .  11
INDEPENDENT ACCOUNTANTS . . . . . . . . . . . . . . .11
PORTFOLIO TRANSACTIONS. . . . . . . . . . . . . . . .11
CODE OF ETHICS AND RELATED MATTERS. . . . . . . . . .12
PRICING OF SHARES BEING OFFERED . . . . . . . . . . 132
REDEMPTIONS IN KIND . . . . . . . . . . . . . . . . .13
TAXATION. . . . . . . . . . . . . . . . . . . . . . .13
DESCRIPTION OF THE TRUST. . . . . . . . . . . . . . .15
PERFORMANCE DATA. . . . . . . . . . . . . . . . . . .17
FINANCIAL STATEMENT. . . . . . . . . . . . . . . . .22

               INVESTMENT POLICIES AND LIMITATIONS

     The following investment policies and limitations supplement those set forth in the Funds' Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, the percentage limitation or standard will be determined immediately after giving effect to the Fund's acquisition of the security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund's investment policies and limitations.

     A Fund's fundamental investment policies cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 [the "1940 Act"]) of the Fund. Except for the fundamental investment restrictions set forth below, the investment policies and limitations described in this Statement of Additional
Information are operating policies and may be changed by the Board of Trustees without shareholder approval. However, shareholders will be notified prior to a material change in an operating policy affecting their Fund.

     No Fund may, as a matter of fundamental policy:

1.   Issue any senior securities;

2. Purchase securities on margin or write call options on its portfolio securities;

3.   Sell securities short;

4. Borrow money, except from banks as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of its assets;

5.   Underwrite the securities of other issuers;

6.   Invest more than 10% of its assets in the securities of foreign issuers;

7. Invest in restricted securities or in repurchase agreements which mature in more than seven days;

8. Invest more than 10% of its assets in securities without readily-available market quotations (i.e., illiquid securities);

9. Invest, with respect to 75% of its assets, more than 5% of its assets in the securities of any one issuer (except U.S. Government securities);

10.  Invest more than 25% of its assets in any one industry;

11. Acquire more than 10% of the outstanding voting securities of any one issuer;

12. Purchase or sell real estate or real estate mortgage loans or invest in the securities of real estate companies unless such securities are publicly-traded;

13.  Purchase or sell commodities or commodity contracts;

14. Make loans, except for purchases of portions of issues of publicly-distributed bonds, debentures and other securities, whether or not such purchases are made upon the original issuance of such securities, and except that the Funds may loan up to 25% of their respective assets to qualified brokers, dealers or institutions for their use relating to short sales or other securities transactions (provided that such loans are fully collateralized at all times);

15.  Invest in companies for the purpose of exercising control of management;

16. Purchase portfolio securities from or sell such securities directly to any of the Trust's Trustees, officers, employees or investment adviser, as principal for their own accounts; or

17. Purchase any warrants, rights or options, except that the Funds may (i) if no value is assigned thereto, acquire warrants in units with or attached to debt securities or non-convertible preferred stock and (ii) also invest up to 5% of their respective net assets in warrants, valued at the lower of cost or market, provided that warrants that are not listed on the New York or American Stock Exchanges shall not exceed 2% of their respective net assets.

     No Fund may, as a matter of operating policy:

1. Invest more than 5% of its assets in securities of unseasoned issuers, including their predecessors, which have been in operation for less than three years;

2.   Invest in oil, gas or other mineral leases or development programs;

3. Invest more than 5% of its net assets in lower-rated (high-risk) non-convertible debt securities; or

4. Enter into repurchase agreements with any party other than the custodian of its assets.

             RISK FACTORS AND SPECIAL CONSIDERATIONS

Funds' Rights as Stockholders

     As noted above, no Fund may invest in a company for the purpose of exercising control of management. However, a Fund may exercise its rights as a stockholder and communicate its views on important matters of policy to management, the board of directors and/or stockholders if Quest or the Board of Trustees determine that such matters could have a significant effect on the value of the Fund's investment in the company. The activities that a Fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's board of directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of a company or a portion of its assets; or supporting or opposing third party takeover attempts. This area of corporate activity is increasingly prone to litigation, and it is possible that a Fund could be involved in lawsuits related to such activities. Quest will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Funds and the risk of actual liability if a Fund is involved in litigation. However, no guarantee can be made that litigation against a Fund will not be undertaken or liabilities incurred.

     A Fund may, at its expense or in conjunction with others, pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if Quest and the Trust's Board of Trustees determine this to be in the best interests of a Fund's shareholders.

Securities Lending

     The Funds may lend up to 25% of their respective assets to brokers, dealers and other financial institutions. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties that participate in a Global Securities Lending Program monitored by the Funds' custodian and who are deemed by it to be of good standing. Furthermore, such loans will be made only if, in Quest's judgment, the consideration to be earned from such loans would justify the risk.

     Quest understands that it is the current view of the staff of the Securities and Exchange Commission that a Fund may engage in such loan transactions only under the following conditions: (i) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (iii) after giving notice, the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and to any increase in market value;
(v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) the Fund must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Lower-Rated (High-Risk) Debt Securities

     Each Fund may invest up to 5% of its net assets in lower-rated (high-risk) non-convertible debt securities. They may be rated from Ba to Ca by Moody's Investors Service, Inc. or from BB to D by Standard & Poor's Corporation or may be unrated. These securities have poor protection with respect to the payment of interest and repayment of principal and may be in default as to the payment of principal or interest. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-rated (high-risk) debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

     While the market for lower-rated (high-risk) corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield/high-risk bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated (high-risk) debt securities that defaulted rose significantly above prior levels.

     The market for lower-rated (high-risk) debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations cease to be readily available for a lower-rated (high-risk) debt security in which a Fund has invested, the security will then be valued in accordance with procedures established by the Board of Trustees. Judgment plays a greater role in valuing lower- rated (high-risk) debt securities than is the case for securities for which more external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may affect a Fund's ability to dispose of lower-rated (high-risk) debt securities.

     Since the risk of default is higher for lower-rated (high-risk) debt securities, Quest's research and credit analysis may play an important part in managing securities of this type for the Funds. In considering such investments for the Funds, Quest will attempt to identify those issuers of lower-rated (high-risk) debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. Quest's analysis may focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

Foreign Investments

     Each Fund may invest up to 10% of its assets in the securities of foreign issuers. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies and of dividends and interest from such securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. There is no assurance that Quest will be able to anticipate these potential events or counter their effects.

     The considerations noted above are generally intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

     American Depositary Receipt (ADR) facilities may be established as either unsponsored or sponsored. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Repurchase Agreements

     In a repurchase agreement, a Fund in effect makes a loan by purchasing a security and simultaneously committing to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security.

     The Funds may engage in repurchase agreements with respect to any U.S. Government security. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund in connection with bankruptcy proceedings), it is the policy of the Trust to enter into repurchase agreements only with its custodian, State Street Bank and Trust Company, and having a term of seven days or less.


                     MANAGEMENT OF THE TRUST

     The following table sets forth certain information as to each Trustee and officer of the Trust:

		      Position Held
Name, Address and Age with the Trust Principal Occupations During Past 5 Years

Charles M. Royce* (56) Trustee,	     President, Secretary, Treasurer and
1414 Avenue of the     President and sole director and sole voting
  Americas	       Treasurer     shareholder of Quest Advisory
New York, NY 10019		      Corp. ("Quest"), the Trust's
				     investment adviser; Trustee,
				     President and Treasurer of
				     Pennsylvania Mutual Fund ("PMF") and
				     The Royce Fund ("TRF"), open-end
				     diversified management investment
				     companies of which Quest is the
				     principal investment adviser;
				     Director, President and Treasurer of
				     Royce Value Trust, Inc. ("RVT")
				     and, since September 1993, Royce
				     Micro-Cap Trust, Inc.  ("OTCM"),
				     closed-end diversified management
				     investment companies of which Quest
				     is the investment adviser;
				     Secretary and sole director and
				     shareholder of Quest Distributors,
				     Inc.  ("QDI"), the distributor of
				     TRF's shares; and managing general
				     partner of Quest Management Company
				     ("QMC"), a registered investment
				     adviser, and its predecessor.

Richard M. Galkin (57)	Trustee	     Private investor and president of
5284 Boca Marina		     Richard M.  Galkin Associates,
Circle South			     Inc., tele-communications
Boca Raton, FL 33487		     consultants.

Stephen L. Isaacs (56)	Trustee	     Director of Columbia University
60 Haven Street, Fl. B-2	     Development Law and Policy Program;
New York, NY 10032		     Professor at Columbia University;
				     and President of Stephen L. Isaacs
				     Associates, Consultants.

David L. Meister (56)	Trustee	     Consultant to the communications
111 Marquez Place		     industry since January 1993;
Pacific Palisades, CA		     Executive officer of Digital Planet
90272				     Inc. from April 1991 to December
				     1992; and consultant to the
				     communications and television
				     industry from August 1990 to April
				     1991.

John D. Diederich (44)	Vice President Director of Operations of PMF, TRF
1414 Avenue of the		       and RVT since April 1993; and of
   Americas			       OTCM since September 1993;
New York, NY 10019		       President of QDI since November
				       1995; and President of Fund/Plan
				       Services, Inc. from January 1988 to
				       December 1992.

Jack E. Fockler, Jr.*	Vice President Vice President (since August 1993)
(37)				       and senior associate of Quest,
1414 Avenue of the		       having been employed by Quest since
   Americas			       October 1989; Vice President of
New York, NY 10019		       PMF, TRF, RVT and OTCM since April
				       1995; Vice President of QDI since
				       November 1995; and general partner
				       of QMC since July 1993.

W. Whitney George*	Trustee and    Vice President (since August 1993)
(37)			Vice President and senior analyst of Quest, having
1414 Avenue of the		       been employed by Quest since
   Americas			       October 1991; Vice President of
New York, NY 10019		       PMF, TRF, RVT and OTCM since April
				       1995; and general partner of QMC
				       and its predecessor since January
				       1992.

Daniel A. O'Byrne*	Vice President Vice President of Quest since May
(33)			and Assistant  1994, having been employed by Quest
1414 Avenue of the	Secretary      since October 1986; and Vice
   Americas			       President of PMF, TRF, RVT and OTCM
New York, NY 10019		       since July 1994.

Susan I. Grant* (42)	Secretary      Compliance Officer and Senior
1414 Avenue of the		       Counsel of Quest and Secretary of
  Americas			       PMF, TRF, RVT and OTCM since August
New York, NY 10019		       1994; and Assistant Counsel of
				       First Investors Corporation from
				       July 1989 to August 1994.
________________________________
     *An "interested person" under Section 2(a)(19) of the 1940 Act.

     All of the Trust's Trustees except W. Whitney George are also trustees of PMF and TRF and directors of RVT and OTCM.

     The Board of Trustees has an Audit Committee, comprised of Richard M. Galkin, Stephen L. Isaacs and David L. Meister. The Audit Committee is responsible for the selection and nomination of independent auditors for the Funds and for conducting post-audit reviews of their financial conditions with such auditors.

     For the year ended December 31, 1995, the following Trustees received compensation from the Trust and the four other funds in the group of registered investment companies comprising The Royce Funds for services as a trustee/director on such funds' Boards:

                           Aggregate Compensation Total Compensation
Name                             from Trust       from The Royce Funds

Richard M. Galkin          $- 0 -                 $____________
Stephen L. Isaacs           - 0 -                  ____________
David L. Meister            - 0 -                  ____________


  Each of the non-affiliated Trustees will receive a base fee of $____________ per year plus $______________ for each meeting of the Board of Trustees attended.


                   PRINCIPAL HOLDERS OF SHARES

  As of _________________, 1996, ____________________, _________________,
__________________, owned of record ______________ shares of each of the
Funds, representing 100% of their then outstanding shares. All of these shares were beneficially owned by Charles M. Royce as the owner of one or more Variable Contracts issued by __________________.

                  INVESTMENT ADVISORY SERVICES

Services Provided by Quest

  As compensation for its services under its Investment Advisory Agreement with the Trust, Quest is entitled to receive the following fees:

     Fund                Percentage Per Annum of Fund's Average Net Assets

     Royce Premier Portfolio            1.00%
     Royce Equity Income Portfolio      1.00%
     Royce Micro-Cap Portfolio          1.50%


Such fees, which are payable monthly from the assets of the Fund involved, are higher (substantially higher in the case of Royce Micro-Cap Portfolio) than those paid by most other mutual funds with similar investment objectives.

     Under the Investment Advisory Agreement, Quest (i) determines the composition of each Fund's portfolio, the nature and timing of the changes in it and the manner of implementing such changes, subject to any directions it may receive from the Trust's Board of Trustees; (ii) provides each Fund with investment advisory, research and related services for the investment of its funds; (iii) furnishes, without expense to the Trust, the services of such of its executive officers and full- time employees as may be duly elected executive officers or Trustees of the Trust; and (iv) pays any additional expenses incurred by the Trust in connection with promoting the sale of its shares and all expenses incurred in performing its investment advisory duties under the Investment Advisory Agreement.

     The Trust pays all administrative and other costs and expenses attributable to its operations and transactions, including, without limitation, transfer agent and custodian fees; legal, administrative and clerical services; rent for its office space and facilities; auditing; preparation, printing and distribution of its prospectuses to existing shareholders, proxy statements, shareholders reports and notices; supplies and postage; Federal and state registration fees; Federal, state and local taxes; non-affiliated Trustees' fees; and brokerage commissions.

Portfolio Management

     The Funds' portfolios and the portfolios of Quest's other accounts are managed by Quest's senior investment staff, including Charles M. Royce, Quest's Chief Investment Officer, who is primarily responsible for supervising its investment management activities. Mr. Royce is assisted by Jack E. Fockler, Jr. and W. Whitney George, Vice Presidents of Quest, each of whom participate in such activities, with their specific responsibilities varying from time to time. In the event of any significant change in Quest's senior investment staff, the members of the Trust's Board of Trustees who are not interested persons of the Trust will consider what action, if any, should be taken in connection with the Trust's management arrangements.

     Certain information concerning Messrs. Royce, Fockler and George is set forth above under "MANAGEMENT OF THE TRUST".


                            CUSTODIAN

     State Street Bank and Trust Company ("State Street") is the custodian for the securities, cash and other assets of each Fund and the transfer agent and dividend disbursing agent for the shares of each Fund, but it does not participate in any Fund's investment decisions. The Trust has authorized State Street to deposit certain domestic and foreign portfolio securities in several central depository systems and to use foreign sub-custodians for certain foreign portfolio securities, as allowed by Federal law. State Street's main office is at 225 Franklin Street, Boston, Massachusetts 02107. All mutual fund transfer, dividend disbursing and shareholder service activities are performed by State Street's agent, National Financial Data Services, at 1004 Baltimore, Kansas City, Missouri 64105.

     State Street is responsible for the calculation of each Fund's daily net asset value per share and for the maintenance of its portfolio and general accounting records and also provides certain shareholder services.


                     INDEPENDENT ACCOUNTANTS

     __________________________, whose address is ___________________,
____________, are the independent accountants of the Trust. The balance sheets of the Funds included in the Statement of Additional Information have been examined by _________________________, as set forth in their report with respect thereto and are included in reliance upon such report and upon the authority of such firm as experts in accounting and auditing.


                     PORTFOLIO TRANSACTIONS

     Quest is responsible for selecting the brokers who effect the purchases and sales of each Fund's portfolio securities. No broker is selected to effect a securities transaction for a Fund unless such broker is believed by Quest to be capable of obtaining the best price and execution for the security involved in the transaction. In addition to considering a broker's execution capability, Quest generally considers the brokerage and research services which the broker has provided to it, including any research relating to the security involved in the transaction and/or to other securities. Such services may include general economic research, market and statistical information, industry and technical research, strategy and company research, and may be written or oral. Quest determines the overall reasonableness of brokerage commissions paid, after considering the amount another broker might have charged for effecting the transaction and the value placed by Quest upon the brokerage and/or research services provided by such broker, viewed in terms of either that particular transaction or Quest's overall responsibilities with respect to its accounts.

     Quest is authorized, under Section 28(e) of the Securities Exchange Act of 1934 and under its Investment Advisory Agreement with the Trust, to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and research services provided by the broker.

     Brokerage and research services furnished by brokers through whom a Fund effects securities transactions may be used by Quest in servicing all of its accounts and those of QMC, and not all of such services may be used by Quest in connection with the Trust or any one of its Funds.

     Consistent with achieving the best price and execution, Quest may also consider sales by a broker-dealer of Variable Contracts that permit allocation of contract value to one or more of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds. In no event will a Fund's brokerage business be placed with QDI.

     Even though investment decisions for each Fund are made independently from those for the other Funds and the other accounts managed by Quest and QMC, securities of the same issuer are frequently purchased, held or sold by more than one Quest/QMC account because the same security may be suitable for all of them. When the same security is being purchased or sold for more than one Quest/QMC account on the same trading day, Quest seeks to average the transactions as to price and allocate them as to amount in a manner believed to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtainable for a Fund.

               CODE OF ETHICS AND RELATED MATTERS

      Quest, QDI, QMC and The Royce Funds have adopted a Code of Ethics under which directors, officers, employees and partners of Quest, QDI and QMC ("Quest-related persons") and interested trustees/directors, officers and employees of The Royce Funds are prohibited from personal trading in any security which is then being purchased or sold or considered for purchase or sale by a Royce Fund or any other Quest or QMC account. Such persons are permitted to engage in other personal securities transactions if (i) the securities involved are United States Government debt securities, municipal debt securities, money market instruments, shares of affiliated or non-affiliated registered open-end investment companies or shares acquired from an issuer in a rights offering or under an automatic dividend reinvestment plan or (ii) they first obtain permission to trade from Quest's Compliance Officer and an executive officer of Quest. The Code contains standards for the granting of such permission, and it is expected that permission to trade will be granted only in a limited number of instances.

     Quest's and QMC's clients include several private investment companies in which Quest or QMC has (and, therefore, Charles M. Royce, Jack E. Fockler,
Jr. and/or W. Whitney George may be deemed to beneficially own) a share of up to 15% of the company's realized and unrealized net capital gains from securities transactions, but less than 5% of the company's equity interests. The Code of Ethics does not restrict transactions effected by Quest or QMC for such private investment company accounts. Transactions for such private investment company accounts are subject to Quest's and QMC's allocation policies and procedures. See "Portfolio Transactions".

     As of December 31, 1995, Quest-related persons, interested trustees/directors, officers and employees of The Royce Funds and members of their immediate families beneficially owned shares of The Royce Funds having a total value of approximately $____ million, and Quest's and QMC's equity interests in such private investment companies totalled approximately $____ million.


                 PRICING OF SHARES BEING OFFERED

     The purchase and redemption price of each Fund's shares is based on the Fund's current net asset value per share. See "Net Asset Value Per Share" in the Funds' Prospectus.


     As set forth under "Net Asset Value Per Share", the Funds' custodian determines the net asset value per share of each Fund at the close of regular trading on the New York Stock Exchange on each day that the Exchange is open. The Exchange is open on all weekdays which are not holidays. Thus, it is closed on Saturdays and Sundays and on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                       REDEMPTIONS IN KIND

     It is possible that conditions may arise in the future which would, in the judgment of the Board of Trustees or management, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, payment may be made in portfolio securities or other property of the Fund. However, the Trust has obligated itself under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share for purposes of such redemption. Shareholders receiving such securities would incur brokerage costs when these securities are sold.


                            TAXATION

     Shares of the Funds are offered to separate accounts of Insurance Companies that fund Variable Contracts and may be offered to certain Retirement Plans, which are pension plans and retirement arrangements and accounts permitting the accumulation of funds on a tax-deferred basis. See the disclosure documents for the Variable Contracts or the plan documents for the Retirement Plans for a discussion of the special taxation of insurance companies with respect to the separate accounts and the Variable Contracts, and the holders thereof, or the special taxation of Retirement Plans and the participants therein.

     Each Fund intends to qualify and to remain qualified each year for the tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, a Fund must comply with certain requirements of the Code relating to, among other things, the source of its income and the diversification of its assets.

     As a regulated investment company, a Fund will not be subject to Federal income tax on net investment income and capital gains (short- and long-term), if any, that it distributes to its shareholders if at least 90% of its net investment income and net short-term capital gains for the taxable year are distributed, but will be subject to tax at regular corporate rates on any income or gains that are not distributed. In general, dividends will be treated as paid when actually distributed, except that dividends declared in October, November or December and made payable to shareholders of record in such a month will be treated as having been paid by the Fund (and received by shareholders) on December 31, provided the dividend is paid in the following January. Each Fund intends to satisfy the distribution requirements in each taxable year.

     The Funds will not be subject to the 4% Federal excise tax imposed on registered investment companies that do not distribute substantially all of their income and gains each calendar year because such tax does not apply to a registered investment company whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity and/or variable life insurance policies or Retirement Plans.

     Each Fund will maintain accounts and calculate income by reference to the U.S. dollar for U.S. Federal income tax purposes. Investments calculated by reference to foreign currencies will not necessarily correspond to a Fund's distributable income and capital gains for U.S. Federal income tax purposes as a result of fluctuations in foreign currency exchange rates. Furthermore, if any exchange control regulations were to apply to a Fund's investments in foreign securities, such regulations could restrict that Fund's ability to repatriate investment income or the proceeds of sales of securities, which may limit the Fund's ability to make sufficient distributions to satisfy the 90% distribution requirements.

     Income earned or received by a Fund from investments in foreign securities may be subject to foreign withholding taxes unless a withholding exemption is provided under an applicable treaty. Any such taxes would reduce that Fund's cash available for distribution to shareholders.

     If a Fund invests in stock of a so-called passive foreign investment company ("PFIC"), such Fund may be subject to Federal income tax on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The amount so allocated to any taxable year of the Fund prior to the taxable year in which the excess distribution or disposition occurs would be taxed to the Fund at the highest marginal income tax rate in effect for such years, and the tax would be further increased by an interest charge. The amount allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to shareholders. In lieu of being taxable in the manner described above, such Fund may be able to elect to include annually in income its pro rata share of the ordinary earnings and net capital gain (whether or not distributed) of the PFIC. In order to make this election, the Fund would be required to obtain annual information from the PFICs in which it invests, which in many cases may be difficult to obtain. Alternatively, if eligible, the Fund may be able to elect to mark to market its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income, and any resulting loss would not be recognized.

     Investments of a Fund in securities issued at a discount or providing for deferred interest payments or payments of interest in kind (which investment are subject to special tax rules under the Code) will affect the amount, timing and character of distributions to shareholders. For example, a Fund which acquires securities issued at a discount will be required to accrue as ordinary income each year a portion of the discount (even though the Fund may not have received cash interest payments equal to the amount included in income) and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold.

     Each Fund must and the Funds intend to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain diversification requirements on the segregated asset accounts investing in the Funds. These requirements, which are in addition to the diversification requirements applicable to the Funds under the 1940 Act and under the regulated investment company provisions of the Code, may limit the types and amounts of securities in which the Funds may invest. Failure to meet the requirements of Section 817(h) could result in current taxation of the holder of the Variable Contract on the income of the Variable Contract.

     The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of the Funds' activities, and this discussion and the discussion in the prospectuses and/or statements of additional information for Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Variable Contracts and the holders thereof.


                    DESCRIPTION OF THE TRUST

Trust Organization

     The Trust was established as a Delaware business trust under Delaware law by a Certificate of Trust, effective January 11, 1996. A copy of the Certificate of Trust is on file with the Secretary of State of Delaware, and a copy of the Trust Instrument of the Trust, its principal governing document, is available for inspection by shareholders at the Trust's office in New York, New York.

     The Trust has an unlimited authorized number of shares of beneficial interest, which may be divided into an unlimited number of series and/or classes without shareholder approval. (The Trust presently has three series, each of which has only one class of shares.) These shares are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shares vote by individual series, except as otherwise required by the 1940 Act or when the Trustees determine that the matter affects shareholders of more than one series.

     There will normally be no meeting of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the current five Trustees remain in office, at which time the Trustees then in office will call a shareholders meeting for the election of trustees. In addition, Trustees may be removed from office by written consents signed by the holders of 66 2/3% of the outstanding shares of the Trust and filed with the Trust's custodian or by a vote of the holders of 66 2/3% of the outstanding shares of the Trust at a meeting duly called for the purpose, which meeting will be held upon the written request of the holders of at least 10% of the Trust's outstanding shares. Upon the written request by 10 or more shareholders of the Trust, who have been shareholders for at least 6 months and who hold shares constituting at least 1% of the Trust's outstanding shares, stating that such shareholders wish to communicate with the Trust's other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider the removal of a Trustee, the Trust is required to provide a lists of its shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as provided above the Trustees may continue to hold office and appoint their successors.

     Shares are freely transferable, are entitled to distributions as declared by the Trustees and, in liquidation of their Fund, are entitled to receive its net assets. Shareholders have no preemptive rights. The Trust's fiscal year ends on December 31.

     The separate accounts of Insurance Companies and the trustees of qualified plans invested in the Funds, rather than individual contract owners or plan participants, are the shareholders of the Funds. However, each Insurance Company or qualified plan will vote such shares as required by law and interpretations thereof, as amended or changed from time to time. Under current law, an Insurance Company is required to request voting instructions from its contract owners and must vote Fund shares held by each of its separate accounts in proportion to the voting instructions received. Additional information about voting procedures is contained in the applicable separate account prospectuses.

Shareholder Liability

     Generally, Trust shareholders will not be personally liable for the obligations of the Trust under Delaware law. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust is entitled to the same limited liability extended to stockholders of private corporations for profit organized under the Delaware General Corporation Law. No similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law and may thereby subject the Trust's shareholders to liability. To guard against this possibility, the Trust Instrument (i) requires that every written obligation of the Trust contain a statement that such obligation may be enforced only against the Trust's assets (however, the omission of this disclaimer will not operate to create personal liability for any shareholder); and (ii) provides for indemnification out of a Fund's property of any Fund shareholder held personally liable for the Fund's obligations.

 Thus, the risk of a Fund shareholder incurring financial loss beyond its investment because of shareholder liability is limited to circumstances in which: (i) a court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Fund itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust's business and the nature of its assets, management believes that the risk of personal liability to a shareholder is extremely remote.

                        PERFORMANCE DATA

     The Funds' performances may be quoted in various ways. All performance information supplied for the Funds will be historical and is not intended to indicate future returns. Each Fund's share price and total returns fluctuate in response to market conditions and other factors, and the value of a Fund's shares when redeemed may be more or less than their original cost. The Funds' performance figures do not reflect expenses of the separate accounts of Insurance Companies, expenses imposed under the Variable Contracts or expenses imposed by the Retirement Plans.

Total Return Calculations

     Total returns quoted will reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's net asset value per share (NAV) over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

     In addition to average annual total returns, a Fund's unaveraged or cumulative total returns, reflecting the simple change in value of an investment over a stated period, may be quoted. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share prices) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.

Comparative Results

     The Funds total returns may be compared to the records of various indices of securities prices over the same periods, including the Standard & Poor's 500 Composite Stock Price Index (S&P 500) the Standard & Poor's Small Cap 600 Index (S&P 600) and the Russell 2000 Index (Russell 2000).

     The S&P 500 is an unmanaged index of common stocks frequently used as a general measure of stock market performance. The Index's performance figures reflect changes of market prices and quarterly reinvestment of all distributions.

     The S&P 600 is an unmanaged market-weighted index consisting of 600 domestic stocks chosen for market size, liquidity and industry group representation. As of December 31, 1995, the weighted mean market value of a company in this Index was approximately $___ million.

     The Russell 2000, prepared by the Frank Russell Company, tracks the return of the common stocks of the 2,000 smallest out of the 3,000 largest publicly-traded U.S.-domiciled companies by market capitalization. The Russell 2000 tracks the return on these stocks based on price appreciation or depreciation and includes dividends.

     The Funds have the ability to invest in securities not included in these indices, and their investment portfolios may or may not be similar in composition to the indices. Figures for the indices are based on the prices of unmanaged groups of stocks, and unlike the Funds, their returns do not include the effect of paying brokerage commissions and the other costs and expenses of investing in a mutual fund.

     The Funds' performances may be compared in advertisements to the performance of other mutual funds in general or to the performance of particular types of mutual funds, especially those with similar investment objectives. Such comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of registered investment companies.

     Money market funds and municipal funds are not included in the Lipper survey. The Lipper performance analysis ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees payable by shareholders into consideration and is prepared without regard to tax consequences.

     The Lipper General Equity Funds Average can be used to show how the Funds' performances compare to a broad-based set of equity funds. The Lipper General Equity Funds Average is an average of the total returns of all equity funds (excluding international funds and funds that specialize in particular industries or types of investments) tracked by Lipper. As of December 31, 1995, the average included ___ capital appreciation funds, ___ growth funds, ___ small company growth funds, ___ growth and income funds and ___ equity income funds. Capital appreciation, growth and small company growth funds usually invest principally in common stocks, with long-term growth as a primary goal. Growth and income and equity income funds tend to be more conservative in nature and usually invest in a combination of common stocks, bonds, preferred stocks and other income-producing securities. Growth and income and equity income funds generally seek to provide their shareholders with current income as well as growth of capital, unlike growth funds which may not produce income.

     Ibbotson Associates (Ibbotson) provides historical returns of the capital markets in the United States. The Funds' performance may be compared to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds or U.S. Treasury securities. Ibbotson calculates total returns in the same manner as the Funds.

     The capital markets tracked by Ibbotson are common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, U.S. Treasury bills and the U.S. rate of inflation. These capital markets are based on the returns of several different indices. For common stocks, the S&P 500 is used. For small capitalization stocks, return is based on the return achieved by Dimensional Fund Advisors (DFA) Small Company Fund. This fund is a market-value-weighted index of the ninth and tenth deciles of the New York Stock Exchange (NYSE), plus stocks listed on the American Stock Exchange (AMEX) and over-the-counter
(OTC) with the same or less capitalization as the upper bound of the NYSE ninth decile. As of December 31, 1995, DFA contained approximately ____ stocks, with a median market capitalization of about $__ million.

     U.S. Treasury bonds are securities backed by the credit and taxing power of the U.S. government and, therefore, present virtually no risk of default. Although such government securities fluctuate in price, they are highly liquid and may be purchased and sold with relatively small transaction costs (direct purchase of U.S. Treasury securities can be made with no transaction costs). Returns on intermediate-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that is the shortest non-callable bond available with a maturity of not less than five years. This bond is held for the calendar year and returns are recorded. Returns on long-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that meets several criteria, including having a term of approximately 20 years. The bond is held for the calendar year and returns are recorded. Returns on U.S. Treasury bills are based on a one-bill portfolio constructed each month, containing the shortest term bill having not less than one month to maturity. The total return on the bill is the month-end price divided by the previous month-end price, minus one. Data up to 1976 is from the U.S. Government Bond file at the University of Chicago's Center for Research in Security Prices; The Wall Street Journal is the source thereafter. Inflation rates are based on the Consumer Price Index.

     Quest may, from time to time, compare the performance of common stocks, especially small capitalization stocks, to the performance of other forms of investment over periods of time.

     From time to time, in reports and promotional literature, the Funds' performances also may be compared to other mutual funds tracked by financial or business publications and periodicals, such as The Bard's Report, KIPLINGER's, INDIVIDUAL INVESTOR, MONEY, FORBES, BUSINESS WEEK, BARRON's, FINANCIAL TIMES, FORTUNE, MUTUAL FUNDS MAGAZINE and THE WALL STREET JOURNAL. In addition, financial or business publications and periodicals, as they relate to fund management, investment philosophy and investment techniques, may be quoted.

     Morningstar, Inc.'s proprietary risk ratings may be quoted in advertising materials. For the three years ended December 31, 1995, the average risk score for the ___ equity funds rated by Morningstar with a three-year history was 0.__; the average risk score for the ___ small company funds rated by Morningstar with a three-year history was __.__; and the average risk score for the ___ equity income funds rated by Morningstar with a three-year history was 0.__.

     The Funds' performances may also be compared to those of other compilations or indices.

     Advertising for the Funds may contain examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

Risk Measurements

     Quantitative measures of "total risk," which quantify the total variability of a portfolio's returns around or below its average return, may be used in advertisements and in communications with current and prospective shareholders. These measures include standard deviation of total return and the Morningstar risk statistic. Such communications may also include market risk measures, such as beta, and risk-adjusted measures of performance, such as the Sharpe Ratio, Treynor Ratio, Jensen's Alpha and Morningstar's star rating system.

     Standard Deviation. The risk associated with a fund or portfolio can be viewed as the volatility of its returns, measured by the standard deviation of those returns. For example, a fund's historical risk could be measured by computing the standard deviation of its monthly total returns over some prior period, such as three years. The larger the standard deviation of monthly returns, the more volatile - i.e., spread out around the fund's average monthly total return, the fund's monthly total returns have been over the prior period. Standard deviation of total return can be calculated for funds having different objectives, ranging from equity funds to fixed income funds, and can be measured over different time frames. The standard deviation figures presented would be annualized statistics based on the trailing 36 monthly returns. Approximately 68% of the time, the annual total return of a fund will differ from its mean annual total return by no more than plus or minus the standard deviation figure. 95% of the time, a fund's annual total return will be within a range of plus or minus 2x the standard deviation from its mean annual total return.

     Beta. Beta measures the sensitivity of a security's or portfolio's returns to the market's returns. It measures the relationship between a fund's excess return (over 3-month T-bills) and the excess return of the benchmark index (S&P 500 for domestic equity funds). The market's beta is by definition equal to 1. Portfolios with betas greater than 1 are more volatile than the market, and portfolios with betas less than 1 are less volatile than the market. For example, if a portfolio has a beta of 2, a 10% market excess return would be expected to result in a 20% portfolio excess return, and a 10% market loss would be expected to result in a 20% portfolio loss (excluding the effects of any firm-specific risk that has not been eliminated through diversification).

     Morningstar Risk. The Morningstar proprietary risk statistic evaluates a fund's downside volatility relative to that of other funds in its class based on the under-performances of the fund relative to the riskless T-bill return. It then compares this statistic to those of other funds in the same broad investment class.

     Sharpe Ratio. Also known as the Reward-to-Variability Ratio, this is the ratio of a fund's average return in excess of the risk-free rate of return ("average excess return") to the standard deviation of the fund's excess returns. It measures the returns earned in excess of those that could have been earned on a riskless investment per unit of total risk assumed.

     Treynor Ratio. Also known as the Reward-to-Volatility Ratio, this is the ratio of a fund's average excess return to the fund's beta. It measures the returns earned in excess of those that could have been earned on a riskless investment per unit of market risk assumed. Unlike the Sharpe Ratio, the Treynor Ratio uses market risk (beta), rather than total risk (standard deviation), as the measure of risk.

     Jensen's Alpha. This is the difference between a fund's actual returns and those that could have been earned on a benchmark portfolio with the same amount of risk - i.e., the same beta, as the portfolio. Jensen's Alpha measures the ability of active management to increase returns above those that are purely a reward for bearing market risk.

     Morningstar Star Ratings. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Ratings may change monthly. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar ratings are calculated from the funds' three-, five- and ten-year average annual returns (when available). Funds' returns are adjusted for fees and sales loads. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars and the bottom 10% receive one star.

     None of these quantitative risk measures taken alone can be used for a complete analysis and, when taken individually, can be misleading at times. However, when considered in some combination and with the total returns of a fund, they can provide the investor with additional information regarding the volatility of a fund's performance. Such risk measures will change over time and are not necessarily predictive of future performance or risk.

REPORT OF INDEPENDENT AUDITORS



The Board of Trustees and Shareholders
Royce Capital Trust


We have audited the accompanying statement of net assets of Royce Capital Trust, comprised of Royce Premier Portfolio, Royce Equity Income Portfolio and Royce Micro-Cap Portfolio, as of ____________, 1996. This statement of net assets is the responsibility of the Trust's management. Our responsibility is to express an opinion on this statement of net assets based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of net assets is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of net assets. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of net assets presentation. We believe that our audit of the statement of net assets provides a reasonable basis for our opinion.

In our opinion, the statement of net assets referred to above presents fairly, in all material respects, the financial position of Royce Capital Trust, comprised of Royce Premier Portfolio, Royce Equity Income Portfolio and Royce Micro-Cap Portfolio, at _________, 1996, in conformity with generally accepted accounting principles.







__________________, 1996

                       ROYCE CAPITAL TRUST

                     Statement of Net Assets
                      ______________, 1996





                         Royce Premier       Royce Equity   Royce Micro-Cap
                           Portfolio       Income Portfolio    Portfolio

Assets
  Cash
  Deferred Organization Costs
    Total Assets

Liabilities and Net Assets
  Accrued Organization Costs

    Net Assets

Fund Shares Outstanding
Net Asset Value, offering and
  redemption price per share

                   PART C -- OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

     (a)  Financial statements included in Prospectus (Part A):
               None

          Financial statements included in Statement of
Additional Information (Part           B):
               Statement of Assets and Liabilities of Royce
Premier, Equity Income and Micro-Cap Portfolios at ___________,
1996; and

               Notes to Statement of Assets and Liabilities --
Report of Independent                Accountants dated
__________, 1996.*

          Financial statements, schedules and historical information other than those listed above have been omitted since they are either inapplicable or are not required.

     (b)  Exhibits:

          (1)  Trust Instrument and Certificate of Trust of the
Registrant.

          (2)  By-laws of the Registrant.

          (3)  Not Applicable.

          (4)  Not Applicable.

          (5) Form of Investment Advisory Agreement by and between the Registrant and Quest Advisory Corp.

          (6)  Not Applicable.

          (7)  Not Applicable.

          (8) Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company.

          (9)  (a) Form of Transfer Agent Agreement between the
Registrant and State Street Bank and Trust Company.*

               (b) Form of Fund Participation Agreement for the
Registrant*.

          (10) Opinion and consent of counsel*.

          (11) Consent of the Registrant's independent public accountants*.
*To be filed by amendment.

          (12) Not Applicable.

          (13) Form of Subscription Agreement between
_______________ and the Registrant for the initial purchase of shares of Royce Premier, Royce Equity Income and Royce Micro-Cap
Portfolios*.

          (14) Not Applicable.

          (15) Not Applicable.

          (16) Schedule For Computation Of Performance Quotations
Provided in Item 22.

          (17) Financial Data Schedule.

          (18) Not Applicable.

Item 25.  Persons Controlled by or Under Common Control With
Registrant

          There are no persons directly or indirectly controlled by or under common control with the Registrant.

Item 26.  Number of Holders of Securities

          As of __________, 1996*, the number of record holders of shares of each Fund of the Registrant was as follows:

     Title of Fund                      Number of Record Holders

     Royce Premier Portfolio                 1
     Royce Equity Income Portfolio           1
     Royce Micro-Cap Portfolio               1


*To be filed by amendment.

Item 27.  Indemnification

     (a) Article IX of the Trust Instrument of the Registrant provides as follows:

                           "ARTICLE IX

           LIMITATION OF LIABILITY AND INDEMNIFICATION

     Section 1. Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. None of the Trustees or officers of the Trust shall be responsible or liable for any act or omission or for neglect or wrongdoing by him or by any agent, employee, investment adviser or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Section 2. Indemnification.(a) Subject to the exceptions and limitations contained in subsection (b) below:

          (i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof;

          (ii) as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Covered Person:

          (i) who shall, in respect of the matter involved, have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; or

          (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,
(A) by the court or other body approving the settlement, (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-
     type inquiry) or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

     (d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section may be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking,
(ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of a quorum of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

     (e) Any repeal or modification of this Article IX by the Shareholders of the Trust, or adoption or modification of any other provision of the Trust Instrument or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

     Section 3. Indemnification of Shareholders.If any Shareholder or former Shareholder of the Trust or of any Series shall be held personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the assets of the Trust or belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, for itself or on behalf of the affected Series, shall, upon request by such Shareholder, assume the defense of any claim made against such Shareholder for any act or obligation of the Trust or the Series and satisfy any judgment thereon from the assets of the Trust or the Series."

          (b) Paragraph 8 of the Investment Advisory Agreement by and between the Registrant and Quest Advisory Corp. provides as follows:

               "8. Protection of the Adviser. The Adviser shall not be liable to the Fund or to any portfolio series thereof for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any portfolio series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series. Notwithstanding the preceding sentence of this Paragraph 8 to the contrary, nothing contained herein shall protect or be deemed to protect the Adviser against or entitle or be deemed to entitle the Adviser to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

               Determinations of whether and the extent to which the Adviser is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Adviser was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties, or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Adviser was not liable by reason of such misconduct by (i) the vote of a majority of a quorum of the Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of 1940) nor parties to the action, suit or other proceeding, or (ii) an independent legal counsel in a written opinion."

Item 28.  Business and Other Connections of Investment Adviser

          Reference is made to the filings on Schedule D to the Application on Form ADV, as amended, of Quest Advisory Corp. for
Registration as Investment Adviser under the Investment Advisers
Act of 1940.

Item 29.  Principal Underwriters

          Inapplicable. The Registrant does not have any principal underwriters.

Item 30.  Location of Accounts and Records

          The accounts, books and other documents required to be
maintained by the Registrant pursuant to the Investment Company
Act of 1940, are maintained at the following locations:
               Royce Capital Trust
               1414 Avenue of the Americas
               10th Floor
               New York, New York  10019

               State Street Bank and Trust Company
               225 Franklin Street
               Boston, Massachusetts  02101

Item 31.  Management Services

          State Street Bank and Trust Company, a Massachusetts trust company ("State Street"), will provide certain management-related services to the Registrant pursuant to a Custodian Contract between the Registrant and State Street. Under such Custodian Contract, State Street, among other things, will contract with the Registrant to keep books of accounts and render such statements as agreed to in the then current mutually-executed Fee Schedule or copies thereof from time to time as requested by the Registrant, and will assist generally in the preparation of reports to holders of shares of the Registrant, to the Securities and Exchange Commission and to others, in the auditing of accounts and in other ministerial matters of like nature as agreed to between the Registrant and State Street. All of these services will be rendered pursuant to instructions received by State Street from the Registrant in the ordinary course of business.

Item 32.  Undertakings

          The Registrant hereby undertakes to file a Post-
Effective Amendment for Royce Premier, Royce Equity Income and
Royce Micro-Cap Portfolios, using financial statements which need not be certified, within four to six months from the effective date of this registration statement.

          The Registrant hereby undertakes to call a special meeting of its shareholders upon the written request of shareholders owning at least 10% of the outstanding shares of the Registrant for the purpose of voting upon the question of the removal of a trustee or trustees and, upon the written request of 10 or more shareholders of the Registrant who have been such for at least 6 months and who own at least 1% of the outstanding shares of the Registrant, to provide a list of shareholders or to disseminate appropriate materials at the expense of the requesting shareholders.
                               SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 16th day of February, 1996.

                                      ROYCE CAPITAL TRUST

                             By:      /s/ Charles M. Royce

                                      Charles M. Royce, President

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                    TITLE                    DATE



/s/ Charles M. Royce         President, Treasurer     2/16/96
Charles M. Royce             and Trustee
                             (Principal Executive,
                             Financial and Accounting
                             Officer)


/s/ Richard M. Galkin        Trustee                  2/16/96
Richard M. Galkin


/s/ W. Whitney George        Trustee                  2/16/96
W. Whitney George


/s/ Stephen L. Isaacs        Trustee                  2/16/96
Stephen L. Isaacs


/s/ David L. Meister         Trustee                  2/16/96
David L. Meister

                            ---------------------------
                                         NOTICE

        A copy of the Trust Instrument of Royce Capital Trust is available for inspection at the office of the Registrant, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant.
                         INDEX TO EXHIBITS



Exhibit No.     Description                              Page No.


   (1)          Trust Instrument and Certificate of Trust of   48
                the Registrant

   (2)          By-laws of the Registrant                      75

   (5)          Form of Investment Advisory Agreement by       86
                and between the Registrant and Quest Advisory
                Corp.

   (8)          Form of Custodian Agreement between the        91
                Registrant and State Street Bank and Trust
                Company

   (9)(a)       Form of Transfer Agent Agreement between        *
                the Registrant and State Street Bank and
                Trust Company

   (9)(b)       Form of Fund Participation Agreement for        *
                the Registrant

   (10)         Opinion and consent of counsel                  *

   (11) Consent of the Registrant's independent public * accountants

   (13)         Form of Subscription Agreement between          *
                _______________ and the Registrant for the initial purchase of shares of Royce Premier, Royce Equity Income and Royce Micro-Cap
                Portfolios

   (16)         Schedule For Computation Of Performance       120
                Quotations Provided in Item 22

   (17)         Financial Data Schedule                       122



*To be filed by amendment
      ROYCE CAPITAL TRUST

TRUST INSTRUMENT




This TRUST INSTRUMENT is made on January   11  , 1996, by the
Trustees, to establish a business trust for the investment and reinvestment of funds and other property contributed to the Trust by investors. The Trustees declare that all money and property contributed to the Trust shall be held and managed in trust pursuant to this Trust Instrument. The name of the Trust created by this Trust Instrument is Royce Capital Trust.


ARTICLE I

DEFINITIONS

     Unless otherwise provided or required by the context:

     (a) "By-laws" means the By-laws of the Trust adopted by the Trustees, as amended from time to time;

     (b) "Class" means the class of Shares of the Trust or of a Series established pursuant to Article IV;

     (c)  "Commission," "Interested Person," and "Principal
Underwriter" have the meanings provided in the 1940 Act;

     (d)  "Covered Person" means a person so defined in Article
IX, Section 2;

     (e)  "Delaware Act" means Chapter 38 of Title 12 of the
Delaware Code entitled "Treatment of Delaware Business Trusts," as amended from time to time;

     (f) "Majority Shareholder Vote" means "the vote of a majority of the outstanding voting securities" as defined in the 1940 Act;

     (g) "Net Asset Value" means the net asset value of the Trust or of each Series of the Trust, determined as provided in
Article V, Section 3;

     (h) "Outstanding Shares" means Shares shown in the books of the Trust or its transfer agent as then issued and outstanding, but does not include Shares which have been redeemed by the Trust or which have been repurchased by the Trust and are held in its treasury;

     (i) "Series" means a series of Shares established pursuant to Article IV;

     (j)  "Shareholder" means a record owner of outstanding
Shares;

     (k) "Shares" means the equal proportionate transferable units of interest into which the beneficial interest of the Trust, each Series or Class is divided from time to time
(including whole Shares and fractions of Shares);

     (l) "Trust" means Royce Capital Trust established hereby, and reference to the Trust, when applicable to one or more
Series, refers to that Series;

     (m) "Trustees" means the persons who have signed this Trust Instrument, so long as they shall continue in office in accordance with the terms hereof, and all other persons who may from time to time be duly qualified and serving as Trustees in accordance with Article II, in all cases in their capacities as Trustees hereunder;

     (n) "Trust Property" means any and all property, real or personal, tangible or intangible, which is owned or held by or for the Trust or any Series or the Trustees on behalf of the Trust or any Series;

     (o)  The "1940 Act" means the Investment Company Act of
1940, as amended from time to time.


ARTICLE II

THE TRUSTEES

Section 1. Management of the Trust. The business and affairs of the Trust shall be managed by or under the direction of the Trustees, and they shall have all powers necessary or desirable to carry out that responsibility. The Trustees may execute all instruments and take all action they deem necessary or desirable to promote the interests of the Trust. Any determination made by the Trustees in good faith as to what is in the interests of the Trust shall be conclusive.

     Section 2. Initial Trustees; Election and Number of Trustees. The initial Trustees shall be the persons initially signing this Trust Instrument. The number of Trustees (other than the initial Trustees) shall be fixed from time to time by a majority of the Trustees; provided that there shall be at least two (2) Trustees. The Shareholders shall elect the Trustees (other than the initial Trustees) on such dates as the Trustees may fix from time to time.

     Section 3. Term of Office of Trustees. Each Trustee shall hold office for life or until his successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering to the other Trustees or to any Trust officer a written resignation effective upon such delivery or a later date specified therein;
(b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees, specifying the effective date of removal; (c) any Trustee who requests to be retired, or who has become physically or mentally incapacitated or is otherwise unable to serve, may be retired by a written instrument signed by a majority of the other Trustees, specifying the effective date of retirement; and (d) any Trustee may be removed at any meeting of the Shareholders by a vote of at least two-thirds of the Outstanding Shares.

     Section 4. Vacancies; Appointment of Trustees. Whenever a vacancy shall exist in the Board of Trustees, regardless of the reason for such vacancy, the remaining Trustees shall appoint any person as they determine in their sole discretion to fill that vacancy, consistent with the limitations under the 1940 Act.
Such appointment shall be made by a written instrument signed by a majority of the remaining Trustees or by a resolution of the remaining Trustees, duly adopted and recorded in the records of the Trust, specifying the effective date of the appointment. The remaining Trustees may appoint a new Trustee as provided above in anticipation of a vacancy expected to occur because of the retirement, resignation or removal of a Trustee or an increase in number of Trustees, provided that such appointment shall become effective only at or after the expected vacancy occurs. As soon as any such Trustee has accepted his appointment in writing, the trust estate shall vest in the new Trustee, together with the continuing Trustees, without any further act or conveyance, and he shall be deemed a Trustee hereunder. The power of appointment is subject to Section 16(a) of the 1940 Act.

     Section 5. Temporary Vacancy or Absence. Whenever a vacancy in the Board of Trustees shall occur, until such vacancy is filled, or while any Trustee is absent from his domicile (unless that Trustee has made arrangements to be informed about, and to participate in, the affairs of the Trust during such absence), or is physically or mentally incapacitated, the remaining Trustees shall have all the powers hereunder and their certificate as to such vacancy, absence or incapacity shall be conclusive. Any Trustee may, by power of attorney, delegate his powers as Trustee for a period not exceeding six (6) months at any one time to any other Trustee or Trustees.

     Section 6. Chairman. The Trustees may appoint one of their number to be Chairman of the Board of Trustees. The Chairman or, if there is no Chairman, the President of the Trust shall preside at all meetings of the Trustees, shall be responsible for the execution of policies established by the Trustees and the administration of the Trust, and may be the chief executive, financial and/or accounting officer of the Trust.

     Section 7. Action by the Trustees. The Trustees shall act by majority vote at a meeting duly called (including at a tele-phonic meeting, unless the 1940 Act requires that a particular action be taken only at a meeting of Trustees in person) at which a quorum is present or by written consent of a majority of Trustees (or such greater number as may be required by applicable law) without a meeting. A majority of the Trustees shall constitute a quorum at any meeting. Meetings of the Trustees may be called orally or in writing by the Chairman of the Board of Trustees, if any, by the President of the Trust or by any two Trustees. Notice of the time, date and place of all Trustees' meetings shall be given to each Trustee by telephone, facsimile or other electronic mechanism sent to his home or business address at least forty eight hours in advance of the meeting or by written notice mailed to his home or business address at least four days in advance of the meeting. Notice need not be given to any Trustee who attends the meeting without objecting to the lack of notice or who signs a waiver of notice either before or after the meeting. Subject to the requirements of the 1940 Act, the Trustees by majority vote may delegate to any Trustee or Trustees authority to approve particular matters or take particular actions on behalf of the Trust. Any written consent or waiver may be provided and delivered to the Trust by facsimile or other similar electronic mechanism.

     Section 8. Ownership of Trust Property. The Trust Property of the Trust and of each Series shall be held separate and apart from any assets now or hereafter held in any capacity other than as Trustee hereunder by the Trustees or any successor Trustees. All of the Trust Property and legal title thereto shall at all times be considered as vested in the Trustees on behalf of the Trust, except that legal title to any Trust Property may be held by or in the name of the Trust or in the name of any person designated by the Trustees as nominee. No Shareholder shall be deemed to have a severable ownership in any individual asset of the Trust or of any Series or any right of partition or possession thereof, but each Shareholder shall have, as provided in Article IV, a proportionate undivided beneficial interest in the Trust or Series represented by Shares.

     Section 9. Effect of Trustees Not Serving. The death, resignation, retirement, removal, incapacity, inability or refusal to serve of the Trustees, or any one of them, shall not operate to annul the Trust or to revoke any existing agency created pursuant to the terms of this Trust Instrument.

     Section 10. Trustees, etc. as Shareholders. Subject to any restrictions in the By-laws, any Trustee, officer, agent or independent contractor of the Trust may acquire, own and dispose of Shares to the same extent as any other Shareholder; the Trustees may issue and sell Shares to and buy Shares from any such person or any firm or company in which such person is interested, subject only to any general limitations herein.


ARTICLE III

POWERS OF THE TRUSTEES

Section 1. Powers. The Trustees in all instances shall act as principals, free of the control of the Shareholders. The Trustees shall have full power and authority to take or refrain from taking any action and to execute any contracts and instruments that they may consider necessary or desirable in the management of the Trust. The Trustees shall not in any way be bound or limited by current or future laws or customs applicable to trust investments, but shall have full power and authority to make any investments which they, in their sole discretion, deem proper to accomplish the purposes of the Trust. The Trustees may exercise all of their powers without recourse to any court or other authority. Subject to any applicable limitation herein or in the By-laws or resolutions of the Trustees, the Trustees shall have power and authority, without limitation:

     (a) To invest and reinvest cash and other property, and to hold cash or other property uninvested, without in any event being bound or limited by any current or future law or custom concerning investments by trustees, and to sell, exchange, lend, pledge, mortgage, hypothecate, write options on and lease any or all of the Trust Property; to invest in obligations and securities of any kind, and without regard to whether they may mature before the possible termination of the Trust; and without limitation to invest all or any part of its cash and other property in securities issued by a registered investment company or series thereof, subject to the provisions of the 1940 Act;

     (b) To operate as and carry on the business of a registered investment company, and exercise all the powers necessary and proper to conduct such a business;

     (c)  To adopt By-laws not inconsistent with this Trust
Instrument providing for the conduct of the business of the Trust and to amend and repeal them to the extent such right is not expressly reserved to the Shareholders;

     (d) To elect and remove such officers and appoint and terminate such agents as they deem appropriate;

     (e) To employ as custodian of any assets of the Trust, subject to any provisions herein or in the By-laws, one or more banks, trust companies or companies that are members of a national securities exchange, or other entities permitted by the Commission to serve as such;

     (f) To retain one or more transfer agents and Shareholder servicing agents, or both;

     (g) To provide for the distribution of Shares either through a Principal Underwriter as provided herein or by the Trust itself, or both, or pursuant to a distribution plan of any kind;

     (h) To set record dates in the manner provided for herein or in the By-laws;

     (i) To delegate such authority as they consider desirable to any officers of the Trust and to any agent, independent contractor, manager, investment adviser, custodian or underwriter;

     (j) To sell or exchange any or all of the assets of the Trust, subject to Article X, Section 4;

     (k) To vote or give assent, or exercise any rights of ownership, with respect to other securities or property; and to execute and deliver powers of attorney delegating such power to other persons;

     (l) To exercise powers and rights of subscription or other-wise which in any manner arise out of ownership of securities;

     (m) To hold any security or other property (i) in a form not indicating any trust, whether in bearer, book entry, unregistered or other negotiable form, or (ii) either in the Trust's or Trustees' own name or in the name of a custodian or a nominee or nominees, subject to safeguards according to the usual practice of business trusts or investment companies;

     (n) To establish separate and distinct Series with separately defined investment objectives and policies and distinct investment purposes, and with separate Shares representing beneficial interests in such Series, and to establish separate Classes, all in accordance with the provisions of Article IV;

     (o) To the full extent permitted by Section 3804 of the Delaware Act, to allocate assets, liabilities and expenses of the Trust to a particular Series and liabilities and expenses to a particular Class or to apportion the same between or among two or more Series or Classes, provided that any liabilities or expenses incurred by a particular Series or Class shall be payable solely out of the assets belonging to that Series or Class as provided for in Article IV, Section 4;

     (p) To consent to or participate in any plan for the reorganization, consolidation or merger of any corporation or other entity whose securities are held by the Trust; to consent to any contract, lease, mortgage, purchase or sale of property by such corporation or other entity; and to pay calls or subscriptions with respect to any security held in the Trust;

     (q) To compromise, arbitrate or otherwise adjust claims in favor of or against the Trust or any matter in controversy, including, but not limited to, claims for taxes;

     (r) To make distributions of income and of capital gains to Shareholders in the manner hereinafter provided for;

     (s)  To borrow money;

     (t) To establish, from time to time, a minimum total investment for Shareholders, and to require the redemption of the Shares of any Shareholders whose investment is less than such minimum upon giving notice to such Shareholders;

     (u) To establish committees for such purposes, with such membership, and with such responsibilities as the Trustees may consider proper, including a committee consisting of fewer than all of the Trustees then in office, which may act for and bind the Trustees and the Trust with respect to the institution, prosecution, dismissal, settlement, review or investigation of any legal action, suit or proceeding, pending or threatened;

     (v) To issue, sell, repurchase, redeem, cancel, retire, acquire, hold, resell, reissue, dispose of and otherwise deal in Shares; to establish terms and conditions regarding the issuance, sale, repurchase, redemption, cancellation, retirement, acquisition, holding, resale, reissuance, disposition of or dealing in Shares; and, subject to Articles IV and V, to apply to any such repurchase, redemption, retirement, cancellation or acquisition of Shares any funds or property of the Trust or of the particular Series with respect to which such Shares are issued; and

     (w) To carry on any other business in connection with or incidental to any of the foregoing powers, to do everything necessary or desirable to accomplish any purpose or to further any of the foregoing powers and to take every other action incidental to the foregoing business or purposes, objects or powers.

     The clauses above shall be construed as objects and powers, and the enumeration of specific powers shall not limit in any way the general powers of the Trustees. Any action by one or more of the Trustees in their capacity as such hereunder shall be deemed an action on behalf of the Trust or the applicable Series, and not an action in an individual capacity. No one dealing with the Trustees shall be under any obligation to make any inquiry concerning the authority of the Trustees, or to see to the application of any payments made or property transferred to the Trustees or upon their order. In construing this Trust Instrument, the presumption shall be in favor of a grant of power to the Trustees.

     Section 2. Certain Transactions. Except as prohibited by applicable law, the Trustees may, on behalf of the Trust, buy any securities from or sell any securities to, or lend any assets of the Trust to, any Trustee or officer of the Trust or any entity of which any such Trustee or officer is a member acting as principal, or have any such dealings with any investment adviser, administrator, distributor or transfer agent for the Trust or with any interested person of such person. The Trust may employ any such person or entity in which such person is an interested person, as broker, legal counsel, investment adviser, administrator, distributor, transfer agent, dividend disbursing agent, custodian or in aNy other capacity upon customary terms.


ARTICLE IV

SERIES; CLASSES; SHARES

Section 1. Establishment of Series or Class. The Trust may consist of one or more Series, and the Trustees may hereafter establish the assets, liabilities, operations and Shares of the Trust as then constituted as the initial Series. Such Series and each additional Series shall be established by the adoption of a resolution of the Trustees and without Shareholder approval. The Trustees may designate the relative rights and preferences of the Shares of each Series and may divide the Shares of the Trust and/or of any Series into Classes. In such case, each Class of the Trust and/or of a Series shall represent interests in the assets of that Series and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that expenses allocated to a Class may be borne solely by such Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. The Trust shall maintain separate and distinct records for each Series and hold and account for the assets thereof separately from the other assets of the Trust or of any other Series. A Series may issue any number of Shares and need not issue Shares. Each Share of a Series shall represent an equal beneficial interest in the net assets of such Series. Each holder of Shares of a Series shall be entitled to received his pro rata share of all distributions made with respect to such Series. Upon redemption of his Shares, such Shareholder shall be paid solely out of the funds and property of such Series. The Trustees may change the name of the Trust or of any Series or Class.

     Section 2. Shares. The beneficial interest in the Trust may be divided into Shares of one or more separate and distinct Series or Classes established by the Trustees. The number of Shares of the Trust and of each Series and Class shall be unlimited, and each Share shall have a par value of $0.001 per Share. All Shares issued hereunder shall be fully paid and non-assessable.
Shareholders shall have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Trust. The Trustees shall have full power and authority, in their sole discretion and without obtaining Shareholder approval: to issue original or additional Shares at such times and on such terms and conditions as they deem appropriate; to issue fractional Shares and Shares held in the treasury; to establish and to change in any manner Shares of the Trust or of any Series or Classes with such preferences, terms of conversion, voting powers, rights and privileges as the Trustees may determine (but the Trustees may not change Outstanding Shares in a manner materially adverse to the Shareholders of such Shares); to divide or combine the Shares of the Trust or of any Series or Classes into a greater or lesser number; to classify or reclassify any unissued Shares of the Trust or of any Series or Classes into one or more Series or Classes of Shares; to abolish any one or more Series or Classes of Shares; to issue Shares to acquire other assets (including assets subject to, and in connection with, the assumption of liabilities) and businesses; and to take such other action with respect to the Shares as the Trustees may deem desirable. Shares held in the treasury shall not confer any voting rights on the Trustees and shall not be entitled to any dividends or other distributions declared with respect to the Shares.

     Section 3. Investment in the Trust. The Trustees shall accept investments in the Trust or in any Series from such persons and on such terms as they may from time to time authorize. At the Trustees' discretion, such investments, subject to applicable law, may be in the form of cash or securities in which the Trust or that Series is authorized to invest, valued as provided in Article V, Section 3. Investments in the Trust or in a Series shall be credited to each Shareholder's account in the form of full Shares at the Net Asset Value per Share next determined after the investment is received or accepted as may be determined by the Trustees; provided, however, that the Trustees may, in their sole discretion, (a) impose a sales charge upon investments in the Trust or in any Series or Class, (b) issue fractional Shares or (c) determine the Net Asset Value per Share of the initial capital contribution. The Trustees shall have the right to refuse to accept investments in the Trust or in any Series or Class at any time without any cause or reason therefor whatsoever.

     Section 4. Assets and Liabilities of Series. All consideration received by the Trust for the issue or sale of Shares of a particular Series, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits and proceeds thereof (including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be), shall be held and accounted for separately from the other assets of the Trust and every other Series and are referred to as "assets belonging to" that Series. The assets belonging to a Series shall belong only to that Series for all purposes, and to no other Series, subject only to the rights of creditors of that Series. Any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as belonging to any particular Series, shall be allocated by the Trustees between and among one or more Series as the Trustees deem fair and equitable. Each such allocation shall be conclusive and binding upon the Shareholders of all Series for all purposes, and such assets, earnings, income, profits or funds, or payments and proceeds thereof, shall be referred to as assets belonging to that Series. The assets belonging to a Series shall be so recorded upon the books of the Trust, and shall be held by the Trustees in trust for the benefit of the Shareholders of that Series. The assets belonging to a Series shall be charged with the liabilities of that Series and all expenses, costs, charges and reserves attributable to that Series, except that liabilities and expenses allocated solely to a particular Class shall be borne by that Class. Any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular Series or Class shall be allocated and charged by the Trustees between or among any one or more of the Series or Classes in such manner as the Trustees deem fair and equitable. Each such allocation shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

     Without limiting the foregoing, but subject to the right of the Trustees to allocate general liabilities, expenses, costs, charges or reserves as herein provided, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series shall be enforceable against the assets of such Series only, and not against the assets of the Trust generally or of any other Series. Notice of this contractual limitation on liabilities among Series may, in the Trustees' discretion, be set forth in the certificate of trust of the Trust (whether originally or by amendment) as filed or to be filed in the Office of the Secretary of State of the State of Delaware pursuant to the Delaware Act, and upon the giving of such notice in the certificate of trust, the statutory provisions of Section 3804 of the Delaware Act relating to limitations on liabilities among Series (and the statutory effect under Section 3804 of setting forth such notice in the certificate of trust) shall become applicable to the Trust and each Series. Any person extending credit to, contracting with or having any claim against any Series may look only to the assets of that Series to satisfy or enforce any debt with respect to that Series. No Shareholder or former Shareholder of the Trust or of any Series shall have a claim on or any right to any assets allocated or belonging to any other Series.

     Section 5. Ownership and Transfer of Shares. The Trust shall maintain a register containing the names and addresses of the Shareholders of the Trust or of each Series and Class thereof, the number of Shares of the Trust or of each Series and Class held by such Shareholders and a record of all Share transfers. The register shall be conclusive as to the identity of Shareholders of record and the number of Shares held by them from time to time. The Trustees may authorize the issuance of certificates representing Shares and adopt rules governing their use. The Trustees may make rules governing the transfer of Shares, whether or not represented by certificates.

     Section 6. Status of Shares: Limitation of Shareholder Liability. Shares shall be deemed to be personal property giving Shareholders only the rights provided in this Trust Instrument. Every Shareholder, by virtue of having acquired a Share, shall be held expressly to have assented to and agreed to be bound by the terms of this Trust Instrument and to have become a party hereto. No Shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any Series. Neither the Trust nor the Trustees shall have any power to bind any Shareholder personally or to demand payment from any Shareholder for anything, other than as agreed by the Shareholder.
Shareholders shall have the same limitation of personal liability as is extended to shareholders of a private corporation for profit incorporated in the State of Delaware. Every written obligation of the Trust or any Series shall contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such Series; however, the omission of such statement shall not operate to bind or create personal liability for any Shareholder or Trustee.


                            ARTICLE V

                    DISTRIBUTIONS REDEMPTIONS

     Section 1. Distributions. The Trustees may declare and pay dividends and other distributions, including dividends on Shares of a particular Series and other distributions from the assets belonging to that Series. The amount and payment of dividends or distributions and their form, whether they are in cash, Shares or other Trust Property, shall be determined by the Trustees. Dividends and other distributions may be paid pursuant to a standing resolution adopted once or more often as the Trustees determine. All dividends and other distributions on Shares of the Trust or of a particular Series shall be distributed pro rata to the Shareholders of the Trust or of that Series in proportion to the number of Shares of the Trust or of that Series they held on the record date established for such payment, except that such dividends and distributions shall appropriately reflect expenses allocated to a particular Class of the Trust or of such Series. The Trustees may adopt and offer to Shareholders such dividend reinvestment plans, cash dividend payout plans or similar plans as the Trustees deem appropriate.

     Section 2. Redemptions. Each Shareholder of the Trust or of a Series shall have the right at such times as may be permitted by the Trustees to require the Trust or Series to redeem all or any part of his Shares at a redemption price per Share equal to the Net Asset Value per Share at such time as the Trustees shall have prescribed by resolution. In the absence of such resolution, the redemption price per Share shall be the Net Asset Value next determined after receipt by the Trust or Series of a request for redemption in proper form less such charges as are determined by the Trustees and described in the Trust's Registration Statement for the Trust or that Series under the Securities Act of 1933. The Trustees may specify conditions, prices and places of redemption, and may specify binding requirements for the proper form or forms of requests for redemption. Payment of the redemption price may be wholly or partly in securities or other assets at the value of such securities or assets used in such determination of Net Asset Value or may be in cash. Upon redemption, Shares may be reissued from time to time. The Trustees may require Shareholders to redeem Shares for any reason under terms set by the Trustees, including the failure of a Shareholder to supply a personal identification number if required to do so, or to have the minimum investment required, or to pay when due for the purchase of Shares issued to him. To the extent permitted by law, the Trustees may retain the proceeds of any redemption of Shares required by them for payment of amounts due and owing by a Shareholder to the Trust or any Series or Class. Notwithstanding the foregoing, the Trustees may postpone payment of the redemption price and may suspend the right of the Shareholders to require the Trust or any Series or Class to redeem Shares during any period of time when and to the extent permissible under the 1940 Act.

     Section 3. Determination of Net Asset Value. The Trustees shall cause the Net Asset Value of Shares of the Trust or each Series or Class to be determined from time to time in a manner consistent with applicable laws and regulations. The Trustees may delegate the power and duty to determine Net Asset Value per Share to one or more Trustees or officers of the Trust or to a custodian, depository or other agent appointed for such purpose. The Net Asset Value of Shares shall be determined separately for each Series or Class at such times as may be prescribed by the Trustees or, in the absence of action by the Trustees, as of the close of regular trading on the New York Stock Exchange on each day for all or part of which such Exchange is open for unrestricted trading.

     Section 4. Suspension of Right of Redemption. If, as referred to in Section 2 of this Article, the Trustees postpone payment of the redemption price and suspend the right of Shareholders to redeem their Shares, such suspension shall take effect at the time the Trustees shall specify, but not later than the close of business on the business day next following the declaration of suspension. Thereafter Shareholders shall have no right of redemption or payment until the Trustees declare the end of the suspension. If the right of redemption is suspended, a Shareholder may either withdraw his request for redemption or receive payment based on the Net Asset Value per Share next determined after the suspension terminates.

     Section 5. Redemptions Necessary for Qualification as Regulated Investment Company. If the Trustees shall determine that direct or indirect ownership of Shares of the Trust or of any Series has or may become concentrated in any person to an extent which would disqualify the Trust or any Series as a regulated investment company under the Internal Revenue Code, then the Trustees shall have the power (but not the obligation) by lot or other means they deem equitable to (a) call for redemption by any such person of a number, or principal amount, of Shares sufficient to maintain or bring the direct or indirect ownership of Shares into conformity with the requirements for such qualification and (b) refuse to transfer or issue Shares to any person whose acquisition of Shares in question would, in the Trustees' judgment, result in such disqualification. Any such redemption shall be effected at the redemption price and in the manner provided in this Article. Shareholders shall upon demand disclose to the Trustees in writing such information concerning direct and indirect ownership of Shares as the Trustees deem necessary to comply with the requirements of the Internal Revenue Code or any other taxing authority.


                           ARTICLE VI

            SHAREHOLDERS' VOTING POWERS AND MEETINGS

     Section 1. Voting Powers. The Shareholders shall have power to vote only with respect to (a) the election of Trustees as provided in Section 2 of this Article; (b) the removal of Trustees as provided in Article II, Section 3(d); (c) any investment advisory or management contract as provided in Article VII, Section I; (d) any termination of the Trust as provided in
Article X, Section 4; (e) the amendment of this Trust Instrument to the extent and as provided in Article X, Section 8; and (f) such additional matters relating to the Trust as may be required by law, this Trust Instrument, the By-laws or any registration of the Trust with the Commission or any State, or as the Trustees may consider desirable.

     On any matter submitted to a vote of the Shareholders, if the Trust has more than one Series or more than one Class of Shares, all Shares shall be voted by individual Series or Class, except (a) when required by the 1940 Act, Shares shall be voted in the aggregate and not by individual Series or Class, and (b) when the Trustees have determined that the matter affects the interests of more than one Series or Class, then the Shareholders of all such Series or Classes shall be entitled to vote thereon. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy or in any manner provided for in the By-laws. The By-laws may provide that proxies may be given by any electronic or telecommunications device or in any other manner, but if a proposal by anyone other than the officers or Trustees is submitted to a vote of the Shareholders of the Trust or of any Series or Class, or if there is a proxy contest or proxy solicitation or proposal in opposition to any proposal by the officers or Trustees, Shares may be voted only in person or by written proxy. Until Shares of the Trust or of a Series are issued, as to the Trust or that Series the Trustees may exercise all rights of Shareholders and may take any action required or permitted to be taken by Shareholders by law, this Trust Instrument or the By-laws.

     Section 2. Meetings of Shareholders. The first Shareholders' meeting shall be held to elect Trustees at such time and place as the Trustees designate. Special meetings of the Shareholders of the Trust or of any Series or Class may be called by the Trustees and shall be called by the Trustees upon the written request of Shareholders owning at least ten percent of the Outstanding Shares of the Trust or of such Series or Class entitled to vote.
Shareholders shall be entitled to at least ten days' notice of any meeting, given as determined by the Trustees.

     Section 3. Quorum; Required Vote. One-third of the Outstanding Shares of each Series or Class, or one-third of the Outstanding Shares of the Trust, entitled to vote in person or by proxy shall be a quorum for the transaction of business at a Shareholders' meeting with respect to such Series or Class, or with respect to the entire Trust, respectively. Any lesser number shall be sufficient for adjournments. Any adjourned session of a Shareholders' meeting may be held within a reasonable time without further notice. Except when a larger vote is required by law, this Trust Instrument or the By-laws, a Majority Shareholder Vote voted in person or by proxy shall decide any matters to be voted upon with respect to the entire Trust and a plurality of the Outstanding

Shares so voted shall elect a Trustee; provided that if this Trust Instrument or applicable law permits or requires that Shares be voted on any matter by individual Series or Classes, then a majority of the Outstanding Shares of that Series or Class (or, if permitted or required by law, a Majority Shareholder Vote of that Series or Class) voted in person or by proxy on the matter shall decide that matter insofar as that Series or Class is concerned. Shareholders may act as to the Trust or any Series or Class by the written consent of a majority (or such greater amount as may be required by applicable law) of the Outstanding Shares of the Trust or of such Series or Class, as the case may be.


                           ARTICLE VII

                CONTRACTS WITH SERVICE PROVIDERS

     Section 1. Investment Adviser. Subject to a Majority Shareholder Vote, the Trustees may enter into one or more investment advisory contracts on behalf of the Trust or any Series, providing for investment advisory services, statistical and research facilities and services and other facilities and services to be furnished to the Trust or Series on terms and conditions acceptable to the Trustees. Any such contract may provide for the investment adviser to effect purchases, sales or exchanges of portfolio securities or other Trust Property on behalf of the Trustees or the Trust or may authorize any officer or agent of the Trust to effect such purchases, sales or exchanges pursuant to recommendations of the investment adviser. The Trustees may authorize the investment adviser to employ one or more sub-advisers.

     Section 2. Principal Underwriter. The Trustees may enter into contracts on behalf of the Trust or any Series or Class, providing for the distribution and sale of Shares by the other party, either directly or as sales agent, on terms and conditions acceptable to the Trustees. The Trustees may adopt a plan or plans of distribution with respect to Shares of the Trust or of any Series or Class and enter into any related agreements, whereby the Trust or the Series or Class finances directly or indirectly any activity that is primarily intended to result in sales of its Shares, subject to the requirements of Section 12 of the 1940 Act, Rule 12b-1 thereunder and other applicable rules and regulations.

     Section 3.  Transfer Agency Shareholder Services and
Administration Agreements. The Trustees, on behalf of the Trust or any Series or Class, may enter into transfer agency agreements, Shareholder service agreements and administration and management agreements with any party or parties on terms and conditions acceptable to the Trustees.

     Section 4. Custodian. The Trustees shall at all times place and maintain the securities and similar investments of the Trust and of each Series in custody meeting the requirements of
Section 17(f) of the 1940 Act and the rules thereunder. The Trustees, on behalf of the Trust or any Series, may enter into an agreement with a custodian on terms and conditions acceptable to the Trustees, providing for the custodian, among other things, to
(a) hold the securities owned by the Trust or any Series and deliver the same upon written order or oral order confirmed in writing, (b) to receive and receipt for any moneys due to the Trust or any Series and deposit the same in its own banking department or elsewhere, (c) to disburse such funds upon orders or vouchers and (d) to employ one or more sub-custodians.

     Section 5.  Parties to Contracts with Service Providers.
The Trustees may enter into any contract referred to in this Article with any entity, although one more of the Trustees or officers of the Trust may be an officer, director, trustee, partner, shareholder or member of such entity, and no such contract shall be invalidated or rendered void or voidable because of such relationship. No person having such a relationship shall be (a) disqualified from voting on or executing a contract in his capacity as an officer of the Trust, Trustee and/or Shareholder, (b) liable merely by reason of such relationship for any loss or expense to the Trust with respect to such a contract or (c) except to the extent required by the 1940 Act or any other applicable law, accountable for any profit realized directly or indirectly therefrom; provided that the contract was not inconsistent with this Trust Instrument or the By-laws.

     Any contract referred to in Sections 1 and 2 of this Article shall be consistent with and subject to the applicable requirements of Section 15 of the 1940 Act and the rules thereunder with respect to its continuance in effect, its termination and the method of authorization and approval of such contract or renewal. No amendment to a contract referred to in
Section 1 of this Article shall be effective unless assented to in a manner consistent with the requirements of Section 15 of the 1940 Act and the rules thereunder.


                          ARTICLE VIII

                EXPENSES OF THE TRUST AND SERIES

     Subject to Article IV, Section 4, the Trust or a particular Series shall pay, or shall reimburse the Trustees from the assets of the Trust or the assets of the particular Series, for their operating and other costs and expenses, including, but not limited to, interest charges, taxes, brokerage fees and commissions; expenses of issue, repurchase and redemption of Shares; certain insurance premiums; applicable fees, interest charges and expenses of third parties, including the Trust's investment advisers, managers, administrators, distributors, custodians, transfer agents and accountants; fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; telecommunications expenses; funds transmission expenses; auditing, legal and compliance expenses; costs of forming the Trust and its Series and maintaining their existence; costs of preparing and printing the prospectuses of the Trust and each Series, statements of additional information and Shareholder reports and delivering them to Shareholders; expenses of meetings of Shareholders and proxy solicitations therefor; costs of maintaining books and accounts; costs of reproduction, stationery and supplies; fees and expenses of the Trustees; compensation of the Trust's officers and employees and costs of other personnel performing services for the Trust or any Series; costs of the Trust's office space and facilities; costs of Trustee meetings; Commission registration fees and related expenses; state or foreign securities laws registration fees and related expenses; and for such nonrecurring items as may arise, including litigation to which the Trust or a Series (or a Trustee or officer of the Trust acting as such) is a party, and for all losses and liabilities incurred by them in administering the Trust. The Trustees shall have a lien on the assets of the Trust or belonging to the appropriate Series, or in the case of an expense allocable to more than one Series, on the assets of each such Series, prior to any rights or interests of the Shareholders thereto, for the reimbursement to them of such costs, expenses, losses and liabilities.


                           ARTICLE IX

           LIMITATION OF LIABILITY AND INDEMNIFICATION

     Section 1. Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. None of the Trustees or officers of the Trust shall be responsible or liable for any act or omission or for neglect or wrongdoing by him or by any agent, employee, investment adviser or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Section 2. Indemnification. (a) Subject to the exceptions and limitations contained in subsection (b) below:

          (i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof;

          (ii) as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Covered Person:

          (i) who shall, in respect of the matter involved, have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; or

          (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,
(A) by the court or other body approving the settlement, (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry) or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

     (d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section may be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking,
(ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of a quorum of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

     (e) Any repeal or modification of this Article IX by the Shareholders of the Trust, or adoption or modification of any other provision of the Trust Instrument or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

     Section 3. Indemnification of Shareholders. If any Shareholder or former Shareholder of the Trust or of any Series shall be held personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the assets of the Trust or belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, for itself or on behalf of the affected Series, shall, upon request by such Shareholder, assume the defense of any claim made against such Shareholder for any act or obligation of the Trust or the Series and satisfy any judgment thereon from the assets of the Trust or the Series.

                            ARTICLE X

                          MISCELLANEOUS

     Section 1. Trust Not a Partnership. This Trust Instrument creates a trust and not a partnership. No Trustee shall have any power to bind personally either the Trust's Trustees or officers or any Shareholder.

     Section 2. Trustee Action; Expert Advice; No Bond or Surety. The exercise by the Trustees of their powers and discretion hereunder in good faith shall be binding upon everyone interested. Subject to the provisions of Article IX, the Trustees shall not be liable for negligent acts or omissions, errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Trust Instrument, and, subject to the provisions of Article IX, shall not be liable for any act or omission in accordance with such advice or for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is obtained.
     Section 3. Record Dates. The Trustees may fix in advance a date up to ninety (90) days before the date of any Shareholders' meeting, or the date for the payment of any dividends or other distributions, or the date for the allotment of rights or the date when any change or conversion or exchange of Shares shall go into effect as a record date for the determination of the Shareholders entitled to notice of, and to vote at, any such meeting, or entitled to receive payment of such dividend or other distribution, or to receive any such allotment of rights or to exercise such rights in respect of any such change, conversion or exchange of Shares.

     Section 4. Termination of the Trust. (a) This Trust shall have perpetual existence. Subject to a Majority Shareholder Vote of the Trust or of each Series to be affected, the Trustees may

          (i) sell and convey all or substantially all of the assets of the Trust or any affected Series to another Series or to another entity which is an open-end investment company as defined in the 1940 Act, or is a series thereof, for adequate consideration, which may include the assumption of all outstanding obligations, taxes and other liabilities, accrued or contingent, of the Trust or any affected Series, and which may include shares of or interests in such Series, entity or series thereof; or

          (ii) at any time sell and convert into money all or substantially all of the assets of the Trust or any affected
Series.

Upon making reasonable provision for the payment of all known liabilities of the Trust or any affected Series in either (i) or
(ii) by such assumption or otherwise, the Trustees shall distribute the remaining proceeds or assets (as the case may be) ratably among the Shareholders of the Trust or any affected Series; provided, however, that the payment to any particular Class of such Series may be reduced by any fees, expenses or charges allocated to that Class.

     (b) The Trustees may take any of the actions specified in subsection (a)(i) and (ii) above without obtaining a Majority Shareholder Vote of the Trust or any Series if a majority of the Trustees determines that the continuation of the Trust or Series is not in the best interests of the Trust, such Series or their respective Shareholders as a result of factors or events adversely affecting the ability of the Trust or such Series to conduct its business and operations in an economically viable manner. Such factors and events may include the inability of the Trust or a Series to maintain its assets at an appropriate size, changes in laws or regulations governing the Trust or the Series or affecting assets of the type in which the Trust or Series invests, or economic developments or trends having a significant adverse impact on the business or operations of the Trust or such Series.

     (c) Upon completion of the distribution of the remaining proceeds or assets pursuant to subsection (a) the Trust or affected Series shall terminate and the Trustees and the Trust shall be discharged of any and all further liabilities and duties hereunder with respect thereto and the right, title and interest of all Parties therein shall be cancelled and discharged. Upon termination of the Trust, following completion of winding up of its business, the Trustees shall cause a certificate of cancellation of the Trust's certificate of trust to be filed in accordance with the Delaware Act, which certificate of cancellation may be signed by any one Trustee.

     Section 5. Reorganization. Notwithstanding anything else herein, to change the Trust's form of organization the Trustees may, without Shareholder approval, (a) cause the Trust to merge or consolidate with or into one or more entities, if the surviving or resulting entity is the Trust or another open-end management investment company under the 1940 Act, or a series thereof, that will succeed to or assume the Trust's registration under the 1940 Act, or (b) cause the Trust to incorporate under the laws of Delaware. Any agreement of merger or consolidation or certificate of merger may be signed by a majority of Trustees and facsimile signatures conveyed by electronic or telecommunication means shall be valid.

     Pursuant to and in accordance with the provisions of Section 3815(f) of the Delaware Act, an agreement of merger or consolidation approved by the Trustees in accordance with this
Section 5 may effect any amendment to this Trust Instrument or effect the adoption of a new trust instrument of the Trust if it is the surviving or resulting trust in the merger or consolidation.

     Section 6. Trust Instrument. The original or a copy of this Trust Instrument and of each amendment hereto or Trust Instrument supplemental hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. Anyone dealing with the Trust may rely on a certificate by a Trustee or an officer of the Trust as to the authenticity of the Trust Instrument or any such amendments or supplements and as to any matters in connection with the Trust. The masculine gender herein shall include the feminine and neuter genders. Headings herein are for convenience only and shall not affect the construction of this Trust Instrument. This Trust Instrument may be executed in any number of counterparts, each of which shall be deemed an original.

          Section 7. Applicable Law. This Trust Instrument and the Trust created hereunder are governed by and shall be construed and administered according to the Delaware Act and the applicable laws of the State of Delaware; provided, however, that there shall not be applicable to the Trust, the Trustees or this Trust Instrument (a) the provisions of Section 3540 of Title 12 of the Delaware Code, or (b) any provisions of the laws (statutory or common) of the State of Delaware (other than the Delaware Act) pertaining to trusts, including, without limitation, provisions which relate to or regulate (i) the filing with any court or governmental body or agency of trustee accounts or schedules of trustee fees and charges, (ii) affirmative requirements to post bonds for trustees, officers, agents or employees of a trust, (iii) the necessity for obtaining court or other governmental approval concerning the acquisition, holding or disposition of real or personal property, (iv) fees or other sums payable to trustees, officers, agents or employees of a trust, (v) the allocation of receipts and expenditures to income or principal, (vi) restrictions or limitations on the permissible nature, amount or concentration of trust investments or requirements relating to the titling, storage or other manner of holding of trust assets or (vii) the establishment of fiduciary or other standards of responsibilities or limitations on the acts or powers of trustees, whether or not such provisions are inconsistent with the limitations or liabilities or authorities and powers of the Trustees set forth or referenced in this Trust Instrument. The Trust shall be of the type commonly called a Delaware business trust, and, without limiting the provisions hereof, the Trust may exercise all powers which are ordinarily exercised by such a trust under Delaware law. The Trust specifically reserves the right to exercise any of the powers or privileges afforded to trusts or actions that may be engaged in by trusts under the Delaware Act, and the absence of a specific reference herein to any such power, privilege or action shall not imply that the Trust may not exercise such power or privilege or take such actions.

          Section 8. Amendments. The Trustees may, without any Shareholder vote, amend or otherwise supplement this Trust Instrument by making an amendment, a Trust Instrument supplemental hereto or an amended and restated trust instrument; provided that Shareholders shall have the right to vote on any amendment (a) which would materially and adversely affect the voting rights of Shareholders granted in Article VI, Section 1,
(b) to this Section 8, (c) required to be approved by Shareholders by law or by the Trust's registration statement(s) filed with the Commission and (d) submitted to them by the Trustees in their discretion. Any amendment submitted to Shareholders which the Trustees determine would materially and adversely affect the Shareholders of any Series shall be authorized by vote of the Shareholders of such Series and no vote shall be required of Shareholders of a Series not so affected. Notwithstanding anything else herein, any amendment to Article IX which would have the effect of reducing the indemnification and other rights provided thereby to Trustees, officers, employees and agents of the Trust or to Shareholders or former Shareholders, and any repeal or amendment of this sentence, shall each require the affirmative vote of the holders of two-thirds of the Outstanding Shares of the Trust entitled to vote thereon.

     Section 9. Fiscal Year. The fiscal year of the Trust shall end on a specified date as set forth in the By-Laws. The
Trustees may change the fiscal year of the Trust without Shareholder approval.

     Section 10. Severability. The provisions of this Trust Instrument are severable. If the Trustees determine, with the advice of counsel, that any provision hereof conflicts with the 1940 Act, the regulated investment company provisions of the Internal Revenue Code or with other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of this Trust Instrument; provided, however, that such determination shall not affect any of the remaining provisions of this Trust Instrument or render invalid or improper any action taken or omitted prior to such determination. If any provision hereof shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision only in such jurisdiction and shall not affect any other provision of this Trust Instrument.

     IN WITNESS WHEREOF, the undersigned, being the initial
Trustees, have executed this Trust Instrument as of the date first above written.

     /s/ Charles M. Royce
Charles M. Royce, as Trustee
    and not individually


     /s/ W. Whitney George
W. Whitney George, as Trustee
    and not individually


     Address:  1414 Avenue of the Americas New
               York, New York 10019

STATE OF NEW YORK )
        ) ss.:
COUNTY OF NEW YORK)

     Before me this 11th day of January, 1996, personally appeared the above-named Charles M. Royce and W. Whitney George, known to me to be the persons who executed the foregoing instrument and who acknowledged that they executed the same.


     /s/ Esperanza L. Spaulding
             Notary Public

     My Commission expires       1/31/96        .


          ESPERANZA L. SPAULDING
      Notary Public State of New York
               No. 4644157
         Qualified in Bronx County
     Commission Expires January 31 1996

CERTIFICATE OF TRUST

OF

ROYCE CAPITAL TRUST


     This Certificate of Trust ("Certificate") is filed in accor-dance with the provisions of the Delaware Business Trust Act (12
Del. Code Ann. Tit. 12 Section 3801, et seq.) and sets forth the following:

     1.  The name of the trust is:  Royce Capital Trust (the
"Trust").

     2. The business address of the registered office of the Trust and of the registered agent of the Trust for service of process on the Trust is:

          The Prentice-Hall Corporation System, Inc.
          1013 Centre Road
          Wilmington, De. 19805

     3.  This Certificate is effective upon filing.

     4. The Trust is a Delaware business trust and will be reg-istered under the Investment Company Act of 1940. Notice is hereby given that the Trust may consist of one or more series. The debts, liabilities, obligations and expenses incurred, con-tracted for or otherwise existing with respect to a particular series of the Trust shall be enforceable against the assets of such series only, and not against the assets of the Trust gener-ally or any other series.

     IN WITNESS WHEREOF, the undersigned, being the initial
Trustees, have executed this Certificate on this 11th day of January, 1996.



          /s/ Charles M. Royce
          Charles M. Royce, as
      Trustee and not individually



          /s/ W. Whitney George
          W. Whitney George, as
      Trustee and not individually

          Address:  1414 Avenue of the Americas
                    New York, NY 10019

STATE OF NEW YORK
COUNTY OF NEW YORK


     Before me on this 11th day of January, 1996, personally ap-peared the above-named Charles M. Royce and W. Whitney George, known to me to be the persons who executed the foregoing instrument and who acknowledged that they executed the same.



          /s/ Esperanza L. Spaulding
                 Notary Public



My commission expires      1/31/96


     ESPERANZA L. SPAULDING
 Notary Public State of New York
          No. 4644157
    Qualified in Bronx County
Commission Expires January 31 1996

                       ROYCE CAPITAL TRUST













                             BY-LAWS















                     January    11   , 1996

                             BY-LAWS

                               OF

                       ROYCE CAPITAL TRUST



     These By-laws of Royce Capital Trust (the "Trust"), a Delaware business trust, are subject to the Trust Instrument of the Trust dated January 11 , 1996 as from time to time amended, supplemented or restated (the "Trust Instrument"). Capitalized terms used herein have the same meanings as in the Trust Instrument.


                            ARTICLE I
                    PRINCIPAL OFFICE AND SEAL

Section 1. Principal Office. The principal office of the Trust shall be located in New York, New York, or such other location as the Trustees determine. The Trust may establish and maintain other offices and places of business as the Trustees determine.

Section 2. Seal. The Trustees may adopt a seal for the Trust in such form and with such inscription as the Trustees determine.
Any Trustee or officer of the Trust shall have authority to affix the seal to any document.


                           ARTICLE II
                      MEETINGS OF TRUSTEES

Section 1. Action by Trustees. Trustees may take actions at meetings held at such places and times as the Trustees may determine, or without meetings, all as provided in Article II,
Section 7, of the Trust Instrument.

Section 2. Compensation of Trustees. Each Trustee who is neither an employee of an investment adviser of the Trust or any Series nor an employee of an entity affiliated with the investment adviser may receive such compensation from the Trust for services and reimbursement for expenses as the Trustees may determine.


                           ARTICLE III
                           COMMITTEES

Section 1. Establishment. The Trustees may designate one or more committees of the Trustees. The Trustees shall determine the number of members of each committee and its powers and shall appoint its members and its chair. Each committee member shall serve at the pleasure of the Trustees. The Trustees may abolish any committee at any time. Each committee shall maintain records of its meetings and report its actions to the Trustees. The

Trustees may rescind any action of any committee, but such rescis-sion shall not have retroactive effect. The Trustees may delegate to any committee any of its powers, subject to the limitations of applicable law.

Section 2. Proceedings; Quorum; Action. Each committee may adopt such rules governing its proceedings, quorum and manner of acting as it shall deem proper and desirable. In the absence of such rules, a majority of any committee shall constitute a quorum, and a committee shall act by the vote of a majority of a quorum.

Section 3. Compensation of Committee Members. Each committee member who is a Disinterested Trustee may receive such compensation from the Trust for services and reimbursement for expenses as the Trustees may determine.


                           ARTICLE IV
                            OFFICERS

Section 1. General. The officers of the Trust shall be a President, one or more Vice Presidents, a Treasurer and a Secretary, and may include one or more Assistant Treasurers or Assistant Secretaries and such other officers ("Other Officers") as the Trustees may determine.

Section 2. Election, Tenure and Qualifications of Officers. The Trustees shall elect the officers of the Trust, except those appointed as provided in Section 9 of this Article. Each officer elected by the Trustees shall hold office until his or her earlier death, inability to serve or resignation. Any person may hold one or more offices, except that the President and the Secretary may not be the same individual. A person who holds more than one office in the Trust may not act in more than one capacity to execute, acknowledge or verify an instrument required by law to be executed, acknowledged or verified by more than one officer. No officer need be a Trustee or Shareholder.

Section 3. Vacancies and Newly Created Offices. Whenever a vacancy shall occur in any office or if any new office is created, the Trustees may fill such vacancy or new office.

Section 4. Removal and Resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause. The Trustees may delegate this power to the President with respect to any Other Officer. Such removal shall be without prejudice to the contract rights, if any, of the person so removed. Any officer may resign from office at any time by delivering a written resignation to the Trustees or the President. Unless otherwise specified therein, such resignation shall take effect upon delivery.

Section 5. President. The President shall be the chief executive officer of the Trust. Subject to the direction of the Trustees, the President shall have general charge, supervision and control over the Trust's business affairs and shall be responsible for the management thereof and the execution of policies established by the Trustees. The President shall preside at any Shareholders' meetings and at all meetings of the Trustees. Except as the Trustees may otherwise order, the President shall have the power to grant, issue, execute or sign such powers of attorney, proxies, agreements or other documents. The President also shall have the power to employ attorneys, accountants and other advisers and agents for the Trust. The President shall exercise such other powers and perform such other duties as the Trustees may assign to the President.

Section 6. Vice President(s). The Vice President(s) shall have such powers and perform such duties as the Trustees or the President may determine. At the request or in the absence or disability of the President, the Vice President (or, if there are two or more Vice Presidents, then the senior of the Vice Presidents present and able to act) shall perform all the duties of the President and, when so acting, shall have all the powers of the President. The Trustees may designate a Vice President as the principal financial officer of the Trust or to serve one or more other functions. If a Vice President is designated as principal financial officer of the Trust, he or she shall have general charge of the finances and books of the Trust and shall report to the Trustees annually regarding the financial condition of the Trust and of each Series as soon as possible after the close of the Trust's or such Series' fiscal year. The Trustees also may designate one or more of the Vice Presidents as Executive or Senior Vice President.

Section 7. Treasurer and Assistant Treasurer(s). The Treasurer may be designated as the principal financial officer and/or as the principal accounting officer of the Trust. If designated as principal financial officer, the Treasurer shall have general charge of the finances and books of the Trust and shall report to the Trustees annually regarding the financial condition of the Trust and of each Series as soon as possible after the close of the Trust's or such Series' fiscal year. The Treasurer shall be responsible for the delivery of all funds and securities of the Trust to such company as the Trustees shall retain as Custodian. The Treasurer shall furnish such reports concerning the financial condition of the Trust as the Trustees may request. The Treasurer shall perform all acts incidental to the office of Treasurer, subject to the Trustees' supervision, and shall perform such additional duties as the Trustees may designate.

     Any Assistant Treasurer may perform such duties of the Treasurer as the Trustees or the Treasurer may assign and, in the absence of the Treasurer, may perform all the duties of the

Treasurer.

Section 8. Secretary and Assistant Secretaries. The Secretary shall record all votes and proceedings of the meetings of Trustees and Shareholders in books to be kept for that purpose. The Secretary shall be responsible for giving and serving notices of the Trust. The Secretary shall have custody of any seal of the Trust and shall be responsible for the records of the Trust, including the Share register and such other books and documents as may be required by the Trustees or by law. The Secretary shall perform all acts incidental to the office of Secretary, subject to the supervision of the Trustees, and shall perform such additional duties as the Trustees may designate.

     Any Assistant Secretary may perform such duties of the Secretary as the Trustees or the Secretary may assign and, in the absence of the Secretary, may perform all the duties of the Secretary.

Section 9. Compensation of Officers. Each officer may receive such compensation from the Trust for services and reimbursement for expenses as the Trustees may determine.

Section 10. Surety Bond. The Trustees may require any officer or agent of the Trust to execute a bond (including, without limitation, any bond required by the 1940 Act and the rules and regulations of the Commission to the Trust in such sum and with such surety or sureties as the Trustees may determine, conditioned upon the faithful performance of his or her duties to the Trust, including responsibility for gross negligence and for the accounting of any of the Trust's property, funds or securities that may come into his or her hands.


                            ARTICLE V
                    MEETINGS OF SHAREHOLDERS

Section 1.  No Annual Meetings.  There shall be no annual
Shareholders' meetings, unless required by law.

Section 2. Special Meetings. The Secretary shall call a special meeting of Shareholders of the Trust or of any Series or Class whenever ordered by the Trustees.

     The Secretary shall also call a special meeting of Shareholders of the Trust or of any Series or Class upon the written request of Shareholders owning at least ten percent of the Outstanding Shares of the Trust or of such Series or Class entitled to vote at such meeting; provided that (1) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (2) the Shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof, which the Secretary shall determine and specify to such Shareholders. If the Secretary fails for more than thirty days to call a special meeting when required to do so, the Trustees or the Shareholders requesting such a meeting may, in the name of the Secretary, call the meeting by giving the required notice. The Secretary shall not call a special meeting upon the request of Shareholders of the Trust or of any Series or Class to consider any matter that is substantially the same as a matter voted upon at any special meeting of Shareholders of the Trust or of any such Series or Class held during the preceding twelve months, unless requested by the holders of a majority of the Outstanding Shares the Trust or of any of such Series or Class entitled to be voted at such meeting.

     A special meeting of Shareholders of the Trust or of any Series or Class shall be held at such time and place as is determined by the Trustees and stated in the notice of that meeting.

Section 3. Notice of Meetings; Waiver. The Secretary shall call a special meeting of Shareholders by giving written notice of the place, date, time and purposes of that meeting at least ten days before the date of such meeting. The Secretary may deliver or mail, postage prepaid, the written notice of any meeting to each Shareholder entitled to vote at such meeting. If mailed, notice shall be deemed to be given when deposited in the United States mail directed to the Shareholder at his or her address as it appears on the records of the Trust.

Section 4. Adjourned Meetings. A Shareholders' meeting may be adjourned one or more times for any reason, including the failure of a quorum to attend the meeting. No notice of adjournment of a meeting to another time or place need be given to Shareholders if such time and place are announced at the meeting at which the adjournment is taken or reasonable notice is given to persons present at the meeting and if the adjourned meeting is held within a reasonable time after the date set for the original meeting. Any business that might have been transacted at the original meeting may be transacted at any adjourned meeting. If after the adjournment a new record date is fixed for the adjourned meeting, the Secretary shall give notice of the adjourned meeting to Shareholders of record entitled to vote at such meeting. Any irregularities in the notice of any meeting or the non-receipt of any such notice by any of the Shareholders shall not invalidate any action otherwise properly taken at any such meeting.

Section 5. Validity of Proxies. Subject to the provisions of the Trust Instrument, Shareholders entitled to vote may vote either in person or by proxy; provided that either (1) the Shareholder or his or her duly authorized attorney has signed and dated a written instrument authorizing such proxy to act or (2) the Trustees adopt by resolution an electronic, telephonic, computerized or other alternative to execution of a written instrument authorizing the proxy to act, but if a proposal by anyone other than the officers or Trustees is submitted to a vote of the Shareholders of the Trust or of any Series or Class, or if there is a proxy contest or proxy solicitation or proposal in opposition to any proposal by the officers or Trustees, Shares may be voted only in person or by written proxy. Unless the proxy provides otherwise, it shall not be valid for more than eleven months before the date of the meeting. All proxies shall be delivered to the Secretary or other person responsible for recording the proceedings before being voted. A proxy with respect to Shares held in the name of two or more persons shall be valid if executed by one of them unless at or prior to exercise of such proxy the Trust receives a specific written notice to the contrary from any one of them. Unless otherwise specifically limited by their terms, proxies shall entitle the Shareholder to vote at any adjournment of a Shareholders' meeting. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise, and the burden of proving invalidity shall rest on the challenger. At every meeting of Shareholders, unless the voting is conducted by inspectors, the chairman of the meeting shall decide all questions concerning the qualifications of voters, the validity of proxies and the acceptance or rejection of votes. Subject to the provisions of the Delaware Business Trust Act, the Trust Instrument or these By-laws, the General Corporation Law of the State of Delaware relating to proxies, and judicial interpretations thereunder shall govern all matters concerning the giving, voting or validity of proxies, as if the Trust were a Delaware corporation and the Shareholders were shareholders of a Delaware corporation.

Section 6. Record Date. The Trustees may fix in advance a date up to ninety days before the date of any Shareholders' meeting as a record date for the determination of the Shareholders entitled to notice of, and to vote at, any such meeting. The Shareholders of record entitled to vote at a Shareholders' meeting shall be deemed the Shareholders of record at any meeting reconvened after one or more adjournments, unless the Trustees have fixed a new record date. If the Shareholders' meeting is adjourned for more than sixty days after the original date, the Trustees shall establish a new record date.

Section 7. Action Without a Meeting. Shareholders may take any action without a meeting if a majority (or such greater amount as may be required by law) of the Outstanding Shares entitled to vote on the matter consent to the action in writing and such written consents are filed with the records of Shareholders' meetings. Such written consent shall be treated for all purposes as a vote at a meeting of the Shareholders.


                           ARTICLE VI

                  SHARE OF BENEFICIAL INTEREST

Section 1. Share Certificates. Neither the Trust nor any Series or Class shall be required to issue certificates certifying the ownership of Shares, and the Trustees may specifically authorize such certificates.

Section 2. Transfer of Shares. Shares shall be transferable only by a transfer recorded on the books of the Trust by the Shareholder of record in person or by his or her duly authorized attorney or legal representative. Shares may be freely transferred, and the Trustees may, from time to time, adopt rules and regulations regarding the method of transfer of such Shares.

                           ARTICLE VII
                   FISCAL YEAR AND ACCOUNTANT

Section 1. Fiscal Year. The fiscal year of the Trust shall end on December 31.

Section 2. Accountant. The Trust shall employ independent public accountants as its Accountant to examine the accounts of the Trust and to report on its financial statements. The Accountant's reports shall be addressed both to the Trustees and to the Share-holders. A majority of the Trustees who are not "interested persons" of the Trust (as such term is defined in the 1940 Act) shall select the Accountant at any meeting held within ninety days before or after the beginning of the fiscal year of the Trust, acting upon the recommendation of any audit committee. The employ-ment of the Accountant shall be conditioned upon the right of the Trust to terminate such employment without any penalty by vote of a Majority Shareholder Vote at any Shareholders' meeting called for that purpose.


                          ARTICLE VIII
                           AMENDMENTS

Section 1.  General.  Except as provided in Section 2 of this
Article, these By-laws may be amended by the Trustees or by the affirmative vote of a majority of the Outstanding Shares entitled to vote at any meeting.

Section 2. By Shareholders Only. After the issue of any Shares, this Article may be amended only by the affirmative vote of the holders of the lesser of (1) at least two-thirds of the Outstanding Shares present or represented and entitled to vote at any meeting or (2) more than fifty percent of the Outstanding Shares.


                           ARTICLE IX
                         NET ASSET VALUE

     The term "Net Asset Value" of the Trust or any Series shall mean that amount by which the assets of the Trust or belonging to that Series exceed its liabilities, all as determined by or under the direction of the Trustees. Net Asset Value per Share shall be determined separately for each Series and shall be determined for the Trust or each Series on such days and at such times as the Trustees may determine. The Trustees shall make such determination with respect to securities for which market quotations are readily available, at the market value of such securities, and with respect to other securities and assets, at the fair value as determined in good faith by the Trustees; provided, however, that the Trustees, without Shareholder approval, may alter the method of appraising portfolio securities insofar as permitted under the 1940 Act and the rules, regulations and interpretations thereof promulgated or issued by the Commission or insofar as permitted by any order of the Commission applicable to the Trust or the Series. The Trustees may delegate any of their powers and duties under this Article IX with respect to appraisal of assets and liabilities. The Trustees may, at any time, cause the Net Asset Value per Share last determined to be determined again in a similar manner and may fix the time when such redetermined values shall become effective.

                        TABLE OF CONTENTS


                                                             Page


ARTICLE I
PRINCIPAL OFFICE AND SEAL. . . . . . . . . . . . . . . . . . .  1
     Section 1.  Principal Office. . . . . . . . . . . . . . .  1
     Section 2.  Seal. . . . . . . . . . . . . . . . . . . . .  1

ARTICLE II
MEETINGS OF TRUSTEES . . . . . . . . . . . . . . . . . . . . .  1
     Section 1.  Action by Trustees. . . . . . . . . . . . . .  1
     Section 2.  Compensation of Trustees. . . . . . . . . . .  1

ARTICLE III
COMMITTEES . . . . . . . . . . . . . . . . . . . . . . . . . .  1
     Section 1.  Establishment.. . . . . . . . . . . . . . . .  1
     Section 2.  Proceedings; Quorum; Action . . . . . . . . .  2
     Section 3.  Compensation of Committee Members . . . . . .  2

ARTICLE IV
OFFICERS . . . . . . . . . . . . . . . . . . . . . . . . . . .  2
     Section 1.  General . . . . . . . . . . . . . . . . . . .  2
     Section 2.  Election, Tenure and Qualifications of
                   Officers. . . . . . . . . . . . . . . . . .  2
     Section 3.  Vacancies and Newly Created Offices . . . . .  2
     Section 4.  Removal and Resignation . . . . . . . . . . .  2
     Section 5.  President.. . . . . . . . . . . . . . . . . .  3
     Section 6.  Vice President(s) . . . . . . . . . . . . . .  3
     Section 7.  Treasurer and Assistant Treasurer(s). . . . .  3
     Section 8.  Secretary and Assistant Secretaries . . . . .  4
     Section 9.  Compensation of Officers. . . . . . . . . . .  4
     Section 10. Surety Bond . . . . . . . . . . . . . . . . .  4

ARTICLE V
MEETINGS OF SHAREHOLDERS . . . . . . . . . . . . . . . . . . .  4
     Section 1.  No Annual Meetings. . . . . . . . . . . . . .  4
     Section 2.  Special Meetings. . . . . . . . . . . . . . .  4
     Section 3.  Notice of Meetings; Waiver. . . . . . . . . .  5
     Section 4.  Adjourned Meetings. . . . . . . . . . . . . .  5
     Section 5.  Validity of Proxies . . . . . . . . . . . . .  5
     Section 6.  Record Date . . . . . . . . . . . . . . . . .  6
     Section 7.  Action Without a Meeting. . . . . . . . . . .  6

ARTICLE VI
SHARE OF BENEFICIAL INTEREST . . . . . . . . . . . . . . . . .  7
     Section 1.  Share Certificates. . . . . . . . . . . . . .  7
     Section 2.  Transfer of Shares. . . . . . . . . . . . . .  7

ARTICLE VII
FISCAL YEAR AND ACCOUNTANT . . . . . . . . . . . . . . . . . .  7
     Section 1.  Fiscal Year . . . . . . . . . . . . . . . . .  7
     Section 2.  Accountant. . . . . . . . . . . . . . . . . .  7

ARTICLE VIII
AMENDMENTS . . . . . . . . . . . . . . . . . . . . . . . . . .  7
     Section 1.  General . . . . . . . . . . . . . . . . . . .  7
     Section 2.  By Shareholders Only. . . . . . . . . . . . .  7

ARTICLE IX
NET ASSET VALUE. . . . . . . . . . . . . . . . . . . . . . . .  8

                  INVESTMENT ADVISORY AGREEMENT

                             BETWEEN

                       ROYCE CAPITAL TRUST

                               AND

                      QUEST ADVISORY CORP.




     Agreement made this ____ day of _____________ 1996, by and between ROYCE CAPITAL TRUST, a Delaware business trust (the
"Fund"), and QUEST ADVISORY CORP., a New York corporation (the
"Adviser").


     The Fund and the Adviser hereby agree as follows in respect of Royce Premier Portfolio, Royce Equity Income Portfolio and
Royce Micro-Cap Portfolio, each a series of the Fund (the
"Series"):

     1. Duties of the Adviser. The Adviser shall, during the term and subject to the provisions of this Agreement, (a) determine the composition of the portfolio of the Series, the nature and timing of the changes therein and the manner of implementing such changes, and (b) provide the Series with such investment advisory, research and related services as the Series may, from time to time, reasonably require for the investment of its funds. The Adviser shall perform such duties in accordance with the applicable provisions of the Fund's Trust Instrument, By-laws and current prospectus and any directions it may receive from the Fund's Trustees. The Adviser shall also comply with its covenants and agreements contained in the Adviser's and the Fund's application to the Securities and Exchange Commission for an exemptive order regarding the use of the Fund's shares as a funding medium for insurance company variable contracts.


     2. Expenses Payable by the Series. Except as otherwise provided in Paragraphs 1 and 3 hereof, the Fund shall be responsible for effecting sales and redemptions of the Series' shares, for determining the net asset value thereof and for all of the Series' other operations and shall cause the Series to pay all administrative and other costs and expenses attributable to its operations and transactions, including, without limitation, transfer agent and custodian fees; legal, administrative and clerical services; rent for its office space and facilities; auditing; preparation, printing and distribution of its prospectuses to existing shareholders, proxy statements, share-holders reports and notices; supplies and postage; Federal and state registration fees; Federal, state and local taxes; non-affiliated Trustees' fees; and brokerage commissions.

     3. Expenses Payable by the Adviser. The Adviser shall furnish, without expense to the Fund or to the Series, the services of those of its executive officers and full-time employees who may be duly elected executive officers or Trustees of the Fund, subject to their individual consent to serve and to any limitations imposed by law, and shall pay all the salaries and expenses of such persons. For purposes of this Agreement, only a president, a treasurer or a vice-president in charge of a principal business function shall be deemed to be an executive officer. The Adviser shall also pay all expenses which it may incur in performing its duties under Paragraph 1 hereof and shall reimburse the Fund for any space leased by the Fund and occupied by the Adviser. In the event the Fund shall qualify shares of the Series for sale in any jurisdiction, the applicable statutes or regulations of which expressly limit the amount of the Series' total annual expenses, the Adviser agrees to reduce its annual investment advisory fee for the Series, to the extent that such total annual expenses (other than brokerage commissions and other capital items, interest, taxes, distribution fees, extraordinary items and other excludable items, charges, costs and expenses) exceed the limitations imposed on the Series by the most stringent regulations of any such jurisdiction.


     4. Compensation of the Adviser. The Fund agrees to cause the Series to pay to the Adviser, and the Adviser agrees to accept as compensation for the services provided by the Adviser hereunder, fees equal to 1.00% per annum of the average net assets of Royce Premier Portfolio and Royce Equity Income Portfolio, and a fee equal to 1.50% per annum of the average net assets of Royce Micro-Cap Portfolio, at the close of business on each day that the value of their respective net assets is computed during the year. However, the Fund and the Adviser may agree in writing to temporarily or permanently reduce such fees. Such compensation shall be accrued on the Series' books at the close of business on each day that the value of their net assets is computed during each year and shall be payable to the Adviser monthly, on the last day of each month, and adjusted as of year-end if required.


     5. Excess Brokerage Commissions. The Adviser is hereby authorized, to the fullest extent now or hereafter permitted by law, to cause the Series to pay a member of a national securities exchange, broker or dealer an amount of commission for effecting a securities transaction in excess of the amount of commission another member of such exchange, broker or dealer would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and/or research services provided by such member, broker or dealer, viewed in terms of either that particular transaction or its overall responsibilities with respect to all of its accounts.


     6. Limitations on the Employment of the Adviser. The services of the Adviser to the Series shall not be deemed exclusive, and the Adviser may engage in any other business or render similar or different services to others so long as its services to the Series hereunder are not impaired thereby, and nothing in this Agreement shall limit or restrict the right of any director, officer or employee of the Adviser to engage in any other business or to devote his or her time and attention in part to any other business, whether of a similar or dissimilar nature. So long as this Agreement or any extension, renewal or amendment remains in effect, the Adviser shall be the only investment adviser for the Series, subject to the Adviser's right to enter into sub-advisory agreements. The Adviser assumes no responsibility under this Agreement other than to render the services called for hereunder, and shall not be responsible for any action of or directed by the Fund's Trustees, or any committee thereof, unless such action has been caused by the Adviser's gross negligence, willful malfeasance, bad faith or reckless disregard of its obligations and duties under this Agreement.


     7. Responsibility of Dual Directors, Officers and/or Employees. If any person who is a director, officer or employee of the Adviser is or becomes a Trustee, officer and/or employee of the Fund and acts as such in any business of the Fund pursuant to this Agreement, then such director, officer and/or employee of the Adviser shall be deemed to be acting in such capacity solely for the Fund, and not as a director, officer or employee of the Adviser or under the control or direction of the Adviser, although paid by the Adviser.


     8. Protection of the Adviser. The Adviser shall not be liable to the Fund or to any portfolio series thereof for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any portfolio series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series. Notwithstanding the preceding sentence of this Paragraph 8 to the contrary, nothing contained herein shall protect or be deemed to protect the Adviser against or entitle or be deemed to entitle the Adviser to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

     Determinations of whether and the extent to which the Adviser is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Adviser was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties, or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Adviser was not liable by reason of such misconduct by (i) the vote of a majority of a quorum of the

Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the Investment Company
Act of 1940) nor parties to the action, suit or other proceeding, or (ii) an independent legal counsel in a written opinion.


     9. Effectiveness, Duration and Termination of Agreement. This Agreement shall become effective immediately as to a Series upon approval by a majority of the outstanding voting securities of the Series. This Agreement shall remain in effect until April 30, 199__, and thereafter shall continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually by (a) the vote of the Fund's Trustees, including a majority of such Trustees who are not parties to this Agreement or "interested persons" (as such term is defined in Section 2(a)(19) of the Investment Company Act of 1940) of any such party, cast in person at a meeting called for the purpose of voting on such approval, or (b) the vote of a majority of the outstanding voting securities of the Series and the vote of the Fund's Trustees, including a majority of such Trustees who are not parties to this Agreement or "interested persons" (as so defined) of any such party. This Agreement may be terminated at any time as to a Series, without the payment of any penalty, on 60 days' written notice by the vote of a majority of the outstanding voting securities of the Series, or by the vote of a majority of the Fund's Trustees or by the Adviser, and will automatically terminate in the event of its "assignment" (as such term is defined for purposes of Section 15(a)(4) of the Investment Company Act of 1940); provided, however, that the provisions of Paragraph 8 of this Agreement shall remain in full force and effect, and the Adviser shall remain entitled to the benefits thereof, notwithstanding any such termination. The Adviser or Charles M. Royce may, upon termination of this Agreement, require the Fund to refrain from using the name "Royce" in any form or combination in its name or in its business, and the Fund shall, as soon as practicable following its receipt of any such request from the Adviser or Charles M. Royce, so refrain from using such name.

     Any notice under this Agreement shall be given in writing, addressed and delivered or mailed, postage prepaid, to the other party at its principal office.


     10. Shareholder Liability. Notice is hereby given that this Agreement is entered into on the Fund's behalf by an officer of the Fund in his capacity as an officer and not individually, and that the obligations of or arising out of this Agreement are not binding upon any of the Fund's Trustees, officers, employees, agents or shareholders individually, but are binding only upon the assets and property of the Series.

    IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed the day and year first above written.


                              ROYCE CAPITAL TRUST


                              By:  ______________________

                                   ____________, President


                              QUEST ADVISORY CORP.


                              By: ________________________

                                  _____________, President

                 CUSTODIAN CONTRACT
                       Between
                 ROYCE CAPITAL TRUST
                         and
         STATE STREET BANK AND TRUST COMPANY















Global/Series/Trust
21E593

                  TABLE OF CONTENTS


Page

1. Employment of Custodian and Property to be Held By
It. . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

2. Duties of the Custodian with Respect to Property
of the Fund Held by the Custodian in the United States. . 2
2.1Holding Securities . . . . . . . . . . . . . . . . . . 2
2.2Delivery of Securities . . . . . . . . . . . . . . . . 2
2.3Registration of Securities . . . . . . . . . . . . . . 4
2.4Bank Accounts. . . . . . . . . . . . . . . . . . . . . 5
2.5Availability of Federal Funds. . . . . . . . . . . . . 5
2.6Collection of Income . . . . . . . . . . . . . . . . . 5
2.7Payment of Fund Monies . . . . . . . . . . . . . . . . 5
2.8Liability for Payment in Advance of Receipt of
   Securities Purchased . . . . . . . . . . . . . . . . . 7
2.9Appointment of Agents. . . . . . . . . . . . . . . . . 7
2.10Deposit of Fund Assets in U.S. Securities System. . . 7
2.11Fund Assets Held in the Custodian's Direct
   Paper System . . . . . . . . . . . . . . . . . . . . . 8
2.12Segregated Account. . . . . . . . . . . . . . . . . . 9
2.13Ownership Certificates for Tax Purposes . . . . . . .10
2.14Proxies . . . . . . . . . . . . . . . . . . . . . . .10
2.15Communications Relating to Portfolio
   Securities . . . . . . . . . . . . . . . . . . . . . .10

3.Duties of the Custodian with Respect to Property of
the Fund Held Outside of the United States. . . . . . . .11

3.1Appointment of Foreign Sub-Custodians. . . . . . . . .11
3.2Assets to be Held. . . . . . . . . . . . . . . . . . .11
3.3Foreign Securities Systems . . . . . . . . . . . . . .11
3.4Holding Securities . . . . . . . . . . . . . . . . . .11
3.5Agreements with Foreign Banking Institutions . . . . .12
3.6Access of Independent Accountants of the Fund. . . . .12
3.7Reports by Custodian . . . . . . . . . . . . . . . . .12
3.8Transactions in Foreign Custody Account. . . . . . . .12
3.9Liability of Foreign Sub-Custodians. . . . . . . . . .13
3.10Liability of Custodian. . . . . . . . . . . . . . . .13
3.11Reimbursement for Advances. . . . . . . . . . . . . .13

3.12Monitoring Responsibilities . . . . . . . . . . . . .14
3.13Branches of U.S. Banks. . . . . . . . . . . . . . . .14
3.14Tax Law . . . . . . . . . . . . . . . . . . . . . . .14

4.Payments for Sales or Repurchases or Redemptions
of Shares of the Fund . . . . . . . . . . . . . . . . . .15

5.Proper Instructions . . . . . . . . . . . . . . . . . .15

6.Actions Permitted Without Express Authority . . . . . .15

7.Evidence of Authority . . . . . . . . . . . . . . . . .16

8.Duties of Custodian With Respect to the Books of Account
and Calculation of Net Asset Value and Net Income . . . .16

9.Records . . . . . . . . . . . . . . . . . . . . . . . .17

10.Opinion of Fund's Independent Accountants. . . . . . .17

11.Reports to Fund by Independent Public Accountants. . .17

12.Compensation of Custodian. . . . . . . . . . . . . . .17

13.Responsibility of Custodian. . . . . . . . . . . . . .17

14.Effective Period, Termination and Amendment. . . . . .19

15.Successor Custodian. . . . . . . . . . . . . . . . . .19

16.Interpretive and Additional Provisions . . . . . . . .20

17.Additional Funds . . . . . . . . . . . . . . . . . . .20

18.Massachusetts Law to Apply . . . . . . . . . . . . . .21

19.Prior Contracts. . . . . . . . . . . . . . . . . . . .21

20.Shareholder Communications Election. . . . . . . . . .21

                 CUSTODIAN CONTRACT


This Contract between Royce Capital Trust, a business trust organized and existing under the laws of Delaware, having its principal place of business at 1414 Avenue of the Americas, New York, New York 10019 hereinafter called the "Fund", and State Street Bank and Trust Company, a Massachusetts trust company, having its principal place of business at 225 Franklin Street, Boston, Massachusetts, 02110, hereinafter called the "Custodian",

                     WITNESSETH:

WHEREAS, the Fund is authorized to issue shares in separate series, with each such series representing interests in a separate portfolio of securities and other assets; and

WHEREAS, the Fund intends to initially offer shares in three series, the Royce Premier Portfolio, Royce Equity Income Portfolio and Royce Micro-Cap Portfolio (such series together with all other series subsequently established by the Fund and made subject to this Contract in accordance with paragraph 17, being herein referred to as the "Portfolio(s)");

NOW THEREFORE, in consideration of the mutual covenants and agreements hereinafter contained, the parties hereto agree as follows:


1. Employment of Custodian and Property to be Held by It

The Fund hereby employs the Custodian as the custodian of the assets of the Portfolios of the Fund, including securities which the Fund, on behalf of the applicable Portfolio desires to be held in places within the United States ("domestic securities") and securities it desires to be held outside the United States ("foreign securities") pursuant to the provisions of the Declaration of Trust. The Fund on behalf of the Portfolio(s) agrees to deliver to the Custodian all securities and cash of the Portfolios, and all payments of income, payments of principal or capital distributions received by it with respect to all securities owned by the Portfolio(s) from time to time, and the cash consideration received by it for such new or treasury shares of beneficial interest of the Fund representing interests in the Portfolios, ("Shares") as may be issued or sold from time to time. The Custodian shall not be responsible for any property of a Portfolio held or received by the Portfolio and not delivered to the Custodian.

Upon receipt of "Proper Instructions" (within the meaning of Article 5), the Custodian shall on behalf of the applicable Portfolio(s) from time to time employ one or more sub-custodians, located in the United States but only in accordance with an applicable vote by the Board of Trustees of the Fund on behalf of the applicable Portfolio(s), and provided that the Custodian shall have no more or less responsibility or liability to the Fund on account of any actions or omissions of any sub-custodian so employed than any such sub-custodian has to the Custodian.

The Custodian may employ as sub-custodian for the Fund's foreign securities on behalf of the applicable Portfolio(s) the foreign banking institutions and foreign securities depositories designated in Schedule A hereto but only in accordance with the provisions of Article 3.


2.Duties of the Custodian with Respect to Property of the Fund
Held By the Custodian in the United States

2.1Holding Securities. The Custodian shall hold and physically segregate for the account of each Portfolio all non-cash property, to be held by it in the United States including all domestic securities owned by such Portfolio, other than (a) securities which are maintained pursuant to Section 2.10 in a clearing agency which acts as a securities depository or in a book-entry system authorized by the U.S. Department of the Treasury (each, a U.S. Securities System") and (b) commercial paper of an issuer for which State Street Bank and Trust Company acts as issuing and paying agent ("Direct Paper") which is deposited and/or maintained in the Direct Paper System of the Custodian (the "Direct Paper System") pursuant to Section 2.11.

2.2Delivery of Securities. The Custodian shall release and deliver domestic securities owned by a Portfolio held by the Custodian or in a U.S. Securities System account of the Custodian or in the Custodian's Direct Paper book entry system account ("Direct Paper System Account") only upon receipt of Proper Instructions from the Fund on behalf of the applicable Portfolio, which may be continuing instructions when deemed appropriate by the parties, and only in the following cases:

1) Upon sale of such securities for the account of the Portfolio and receipt of payment therefor;

2) Upon the receipt of payment in connection with any repurchase agreement related to such securities entered into by the Portfolio;

3) In the case of a sale effected through a U.S. Securities
System, in accordance with the provisions of Section 2.10 hereof;

4) To the depository agent in connection with tender or other similar offers for securities of the Portfolio;

5) To the issuer thereof or its agent when such securities are called, redeemed, retired or otherwise become payable; provided that, in any such case, the cash or other consideration is to be delivered to the Custodian;

6) To the issuer thereof, or its agent, for transfer into the name of the Portfolio or into the name of any nominee or nominees of the Custodian or into the name or nominee name of any agent appointed pursuant to Section 2.9 or into the name or nominee name of any sub-custodian appointed pursuant to Article 1; or for exchange for a different number of bonds, certificates or other evidence representing the same aggregate face amount or number of units; provided that, in any such case, the new securities are to be delivered to the Custodian;

7) Upon the sale of such securities for the account of the Portfolio, to the broker or its clearing agent, against a receipt, for examination in accordance with "street delivery" custom; provided that in any such case, the Custodian shall have no responsibility or liability for any loss arising from the delivery of such securities prior to receiving payment for such securities except as may arise from the Custodian's own negligence or willful misconduct;

8) For exchange or conversion pursuant to any plan of merger, consolidation, recapitalization, reorganization or readjustment of the securities of the issuer of such securities, or pursuant to provisions for conversion contained in such securities, or pursuant to any deposit agreement; provided that, in any such case, the new securities and cash, if any, are to be delivered to the Custodian;

9) In the case of warrants, rights or similar securities, the surrender thereof in the exercise of such warrants, rights or similar securities or the surrender of interim receipts or temporary securities for definitive securities; provided that, in any such case, the new securities and cash, if any, are to be delivered to the Custodian;

10)For delivery in connection with any loans of securities made by the Portfolio, but only against receipt of adequate collateral as agreed upon from time to time by the Custodian and the Fund on behalf of the Portfolio, which may be in the form of cash or obligations issued by the United States government, its agencies or instrumentalities, except that in connection with any loans for which collateral is to be credited to the Custodian's account in the book-entry system authorized by the U.S. Department of the Treasury, the Custodian will not be held liable or responsible for the delivery of securities owned by the Portfolio prior to the receipt of such collateral;

11)For delivery as security in connection with any borrowings by
the Fund on behalf    of the Portfolio requiring a pledge of
assets by the Fund on behalf of the Portfolio,    but only
against receipt of amounts borrowed;

12)For delivery in accordance with the provisions of any agreement among the Fund on behalf of the Portfolio, the Custodian and a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of The National Association of Securities Dealers, Inc. ("NASD"), relating to compliance with the rules of The Options Clearing Corporation and of any registered national securities exchange, or of any similar organization or organizations, regarding escrow or other arrangements in connection with transactions by the Portfolio of the Fund;

13)For delivery in accordance with the provisions of any agreement among the Fund on behalf of the Portfolio, the Custodian, and a Futures Commission Merchant registered under the Commodity Exchange Act, relating to compliance with the rules of the Commodity Futures Trading Commission and/or any Contract Market, or any similar organization or organizations, regarding account deposits in connection with transactions by the Portfolio of the Fund;

14)Upon receipt of instructions from the transfer agent ("Transfer Agent") for the Fund, for delivery to such Transfer Agent or to the holders of shares in connection with distributions in kind, as may be described from time to time in the currently effective prospectus and statement of additional information of the Fund, related to the Portfolio ("Prospectus"), in satisfaction of requests by holders of Shares for repurchase or redemption; and

15)For any other proper corporate purpose, but only upon receipt of, in addition to Proper Instructions from the Fund on behalf of the applicable Portfolio, a certified copy of a resolution of the Board of Trustees or of the Executive Committee signed by an officer of the Fund and certified by the Secretary or an Assistant Secretary, specifying the securities of the Portfolio to be delivered, setting forth the purpose for which such delivery is to be made, declaring such purpose to be a proper corporate purpose, and naming the person or persons to whom delivery of such securities shall be made.

2.3Registration of Securities. Domestic securities held by the Custodian (other than bearer securities) shall be registered in the name of the Portfolio or in the name of any nominee of the Fund on behalf of the Portfolio or of any nominee of the Custodian which nominee shall be assigned exclusively to the Portfolio, unless the Fund has authorized in writing the appointment of a nominee to be used in common with other registered investment companies having the same investment adviser as the Portfolio, or in the name or nominee name of any agent appointed pursuant to Section 2.9 or in the name or nominee name of any sub-custodian appointed pursuant to Article 1. All securities accepted by the Custodian on behalf of the Portfolio under the terms of this Contract shall be in "street name" or other good delivery form. If, however, the Fund directs the

Custodian to maintain securities in "street name", the Custodian shall utilize its best efforts only to timely collect income due the Fund on such securities and to notify the Fund on a best efforts basis only of relevant corporate actions including, without limitation, pendency of calls, maturities, tender or exchange offers.

2.4Bank Accounts. The Custodian shall open and maintain a separate bank account or accounts in the United States in the name of each Portfolio of the Fund, subject only to draft or order by the Custodian acting pursuant to the terms of this Contract, and shall hold in such account or accounts, subject to the provisions hereof, all cash received by it from or for the account of the Portfolio, other than cash maintained by the Portfolio in a bank account established and used in accordance with Rule 17f-3 under the Investment Company Act of 1940. Funds held by the Custodian for a Portfolio may be deposited by it to its credit as Custodian in the Banking Department of the Custodian or in such other banks or trust companies as it may in its discretion deem necessary or desirable; provided, however, that every such bank or trust company shall be qualified to act as a custodian under the Investment Company Act of 1940 and that each such bank or trust company and the funds to be deposited with each such bank or trust company shall on behalf of each applicable Portfolio be approved by vote of a majority of the Board of Trustees of the Fund. Such funds shall be deposited by the Custodian in its capacity as Custodian and shall be withdrawable by the Custodian only in that capacity.

2.5Availability of Federal Funds. Upon mutual agreement between the Fund on behalf of each applicable Portfolio and the Custodian, the Custodian shall, upon the receipt of Proper Instructions from the Fund on behalf of a Portfolio, make federal funds available to such Portfolio as of specified times agreed upon from time to time by the Fund and the Custodian in the amount of checks received in payment for Shares of such Portfolio which are deposited into the Portfolio's account.

2.6Collection of Income. Subject to the provisions of Section 2.3, the Custodian shall collect on a timely basis all income and other payments with respect to registered domestic securities held hereunder to which each Portfolio shall be entitled either by law or pursuant to custom in the securities business, and shall collect on a timely basis all income and other payments with respect to bearer domestic securities if, on the date of payment by the issuer, such securities are held by the Custodian or its agent thereof and shall credit such income, as collected, to such Portfolio's custodian account. Without limiting the generality of the foregoing, the Custodian shall detach and present for payment all coupons and other income items requiring presentation as and when they become due and shall collect interest when due on securities held hereunder. Income due each Portfolio on securities loaned pursuant to the provisions of
Section 2.2 (10) shall be the responsibility of the Fund. The Custodian will have no duty or responsibility in connection therewith, other than to provide the Fund with such information or data as may be necessary to assist the Fund in arranging for the timely delivery to the Custodian of the income to which the Portfolio is properly entitled.

2.7Payment of Fund Monies. Upon receipt of Proper Instructions from the Fund on behalf of the applicable Portfolio, which may be continuing instructions when deemed appropriate by the parties, the Custodian shall pay out monies of a Portfolio in the following cases only:

1) Upon the purchase of domestic securities, options, futures contracts or options on futures contracts for the account of the Portfolio but only (a) against the delivery of such securities or evidence of title to such options, futures contracts or options on futures contracts to the Custodian (or any bank, banking firm or trust company doing business in the United States or abroad which is qualified under the Investment Company Act of 1940, as amended, to act as a custodian and has been designated by the Custodian as its agent for this purpose) registered in the name of the Portfolio or in the name of a nominee of the Custodian referred to in Section 2.3 hereof or in proper form for transfer;
(b) in the case of a purchase effected through a U.S. Securities System, in accordance with the conditions set forth in Section
2.10 hereof; (c) in the case of a purchase involving the Direct Paper System, in accordance with the conditions set forth in
Section 2.11; (d) in the case of repurchase agreements entered into between the Fund on behalf of the Portfolio and the Custodian, or another bank, or a broker-dealer which is a member of NASD, (i) against delivery of the securities either in certificate form or through an entry crediting the Custodian's account at the Federal Reserve Bank with such securities or (ii) against delivery of the receipt evidencing purchase by the Portfolio of securities owned by the Custodian along with written evidence of the agreement by the Custodian to repurchase such securities from the Portfolio or (e) for transfer to a time deposit account of the Fund in any bank, whether domestic or foreign; such transfer may be effected prior to receipt of a confirmation from a broker and/or the applicable bank pursuant to Proper Instructions from the Fund as defined in Article 5;

2) In connection with conversion, exchange or surrender of securities owned by the Portfolio as set forth in Section 2.2 hereof;

3) For the redemption or repurchase of Shares issued by the Portfolio as set forth in Article 4 hereof;

4) For the payment of any expense or liability incurred by the Portfolio, including but not limited to the following payments for the account of the Portfolio: interest, taxes, management, accounting, transfer agent and legal fees, and operating expenses of the Fund whether or not such expenses are to be in whole or part capitalized or treated as deferred expenses;

5) For the payment of any dividends on Shares of the Portfolio declared pursuant to the governing documents of the Fund;

6) For payment of the amount of dividends received in respect of securities sold short;

7) For any other proper purpose, but only upon receipt of, in addition to Proper Instructions from the Fund on behalf of the Portfolio, a certified copy of a resolution of the Board of Trustees or of the Executive Committee of the Fund signed by an officer of the Fund and certified by its Secretary or an Assistant Secretary, specifying the amount of such payment, setting forth the purpose for which such payment is to be made, declaring such purpose to be a proper purpose, and naming the person or persons to whom such payment is to be made.


2.8Liability for Payment in Advance of Receipt of Securities Purchased. Except as specifically stated otherwise in this Contract, in any and every case where payment for purchase of domestic securities for the account of a Portfolio is made by the Custodian in advance of receipt of the securities purchased in the absence of specific written instructions from the Fund on behalf of such Portfolio to so pay in advance, the Custodian shall be absolutely liable to the Fund for such securities to the same extent as if the securities had been received by the Custodian.

2.9Appointment of Agents. The Custodian may at any time or times in its discretion appoint (and may at any time remove) any other bank or trust company which is itself qualified under the Investment Company Act of 1940, as amended, to act as a custodian, as its agent to carry out such of the provisions of this Article 2 as the Custodian may from time to time direct; provided, however, that the appointment of any agent shall not relieve the Custodian of its responsibilities or liabilities hereunder.

2.10Deposit of Fund Assets in U.S. Securities Systems. The Custodian may deposit and/or maintain securities owned by a Portfolio in a clearing agency registered with the Securities and Exchange Commission under Section 17A of the Securities Exchange Act of 1934, which acts as a securities depository, or in the book-entry system authorized by the U.S. Department of the Treasury and certain federal agencies, collectively referred to herein as "U.S. Securities System" in accordance with applicable Federal Reserve Board and Securities and Exchange Commission rules and regulations, if any, and subject to the following provisions:

1) The Custodian may keep securities of the Portfolio in a U.S. Securities System provided that such securities are represented in an account ("Account") of the Custodian in the U.S. Securities System which shall not include any assets of the Custodian other than assets held as a fiduciary, custodian or otherwise for customers;

2) The records of the Custodian with respect to securities of the Portfolio which are maintained in a U.S. Securities System shall identify by book-entry those securities belonging to the Portfolio;

3) The Custodian shall pay for securities purchased for the account of the Portfolio upon (i) receipt of advice from the U.S. Securities System that such securities have been transferred to the Account, and (ii) the making of an entry on the records of the Custodian to reflect such payment and transfer for the account of the Portfolio. The Custodian shall transfer securities sold for the account of the Portfolio upon (i) receipt of advice from the U.S. Securities System that payment for such securities has been transferred to the Account, and (ii) the making of an entry on the records of the Custodian to reflect such transfer and payment for the account of the Portfolio. Copies of all advices from the U.S. Securities System of transfers of securities for the account of the Portfolio shall identify the Portfolio, be maintained for the Portfolio by the Custodian and be provided to the Fund at its request. Upon request, the Custodian shall furnish the Fund on behalf of the Portfolio confirmation of each transfer to or from the account of the Portfolio in the form of a written advice or notice and shall furnish to the Fund on behalf of the Portfolio copies of daily transaction sheets reflecting each day's transactions in the U.S. Securities System for the account of the Portfolio;

4) The Custodian shall provide the Fund for the Portfolio with any report obtained by the Custodian on the U.S. Securities System's accounting system, internal accounting control and procedures for safeguarding securities deposited in the U.S. Securities System;

5) The Custodian shall have received from the Fund on behalf of the Portfolio the initial or annual certificate, as the case may be, required by Article 14 hereof;

6) Anything to the contrary in this Contract notwithstanding, the Custodian shall be liable to the Fund for the benefit of the Portfolio for any loss or damage to the Portfolio resulting from use of the U.S. Securities System by reason of any negligence, misfeasance or misconduct of the Custodian or any of its agents or of any of its or their employees or from failure of the Custodian or any such agent to enforce effectively such rights as it may have against the U.S. Securities System; at the election of the Fund, it shall be entitled to be subrogated to the rights of the Custodian with respect to any claim against the U.S. Securities System or any other person which the Custodian may have as a consequence of any such loss or damage if and to the extent that the Portfolio has not been made whole for any such loss or damage.

2.11Fund Assets Held in the Custodian's Direct Paper System.  The
Custodian may deposit and/or maintain securities owned by a Portfolio in the Direct Paper System of the Custodian subject to the following provisions:

1) No transaction relating to securities in the Direct Paper
System will be effected in the absence of Proper Instructions from the Fund on behalf of the Portfolio;

2) The Custodian may keep securities of the Portfolio in the Direct Paper System only if such securities are represented in an account ("Account") of the Custodian in the Direct Paper System which shall not include any assets of the Custodian other than assets held as a fiduciary, custodian or otherwise for customers;

3) The records of the Custodian with respect to securities of the Portfolio which are maintained in the Direct Paper System shall identify by book-entry those securities belonging to the Portfolio;

4) The Custodian shall pay for securities purchased for the account of the Portfolio upon the making of an entry on the records of the Custodian to reflect such payment and transfer of securities to the account of the Portfolio. The Custodian shall transfer securities sold for the account of the Portfolio upon the making of an entry on the records of the Custodian to reflect such transfer and receipt of payment for the account of the Portfolio;

5) The Custodian shall furnish the Fund on behalf of the Portfolio confirmation of each transfer to or from the account of the Portfolio, in the form of a written advice or notice, of Direct Paper on the next business day following such transfer and shall furnish to the Fund on behalf of the Portfolio copies of daily transaction sheets reflecting each day's transaction in the U.S. Securities System for the account of the Portfolio;

6) The Custodian shall provide the Fund on behalf of the Portfolio with any report on its system of internal accounting control as the Fund may reasonably request from time to time.

2.12Segregated Account.  The Custodian shall upon receipt of

Proper Instructions from the Fund on behalf of each applicable Portfolio establish and maintain a segregated account or accounts for and on behalf of each such Portfolio, into which account or accounts may be transferred cash and/or securities, including securities maintained in an account by the Custodian pursuant to
Section 2.10 hereof, (i) in accordance with the provisions of any agreement among the Fund on behalf of the Portfolio, the Custodian and a broker-dealer registered under the Exchange Act and a member of the NASD (or any futures commission merchant registered under the Commodity Exchange Act), relating to compliance with the rules of The Options Clearing Corporation and of any registered national securities exchange (or the Commodity Futures Trading Commission or any registered contract market), or of any similar organization or organizations, regarding escrow or other arrangements in connection with transactions by the Portfolio, (ii) for purposes of segregating cash or government securities in connection with options purchased, sold or written by the Portfolio or commodity futures contracts or options thereon purchased or sold by the Portfolio, (iii) for the purposes of compliance by the Portfolio with the procedures required by Investment Company Act Release No. 10666, or any subsequent release or releases of the Securities and Exchange Commission relating to the maintenance of segregated accounts by registered investment companies and (iv) for other proper corporate purposes, but only, in the case of clause (iv), upon receipt of, in addition to Proper Instructions from the Fund on behalf of the applicable Portfolio, a certified copy of a resolution of the Board of Trustees or of the Executive Committee signed by an officer of the Fund and certified by the Secretary or an Assistant Secretary, setting forth the purpose or purposes of such segregated account and declaring such purposes to be proper corporate purposes.

2.13Ownership Certificates for Tax Purposes. The Custodian shall execute ownership and other certificates and affidavits for all federal and state tax purposes in connection with receipt of income or other payments with respect to domestic securities of each Portfolio held by it and in connection with transfers of securities.

2.14Proxies. The Custodian shall, with respect to the domestic securities held hereunder, cause to be promptly executed by the registered holder of such securities, if the securities are registered otherwise than in the name of the Portfolio or a nominee of the Portfolio, all proxies, without indication of the manner in which such proxies are to be voted, and shall promptly deliver to the Portfolio such proxies, all proxy soliciting materials and all notices relating to such securities.

2.15Communications Relating to Portfolio Securities. Subject to the provisions of Section 2.3, the Custodian shall transmit promptly to the Fund for each Portfolio all written information (including, without limitation, pendency of calls and maturities of domestic securities and expirations of rights in connection therewith and notices of exercise of call and put options written by the Fund on behalf of the Portfolio and the maturity of futures contracts purchased or sold by the Portfolio) received by the Custodian from issuers of the securities being held for the Portfolio. With respect to tender or exchange offers, the Custodian shall transmit promptly to the Portfolio all written information received by the Custodian from issuers of the securities whose tender or exchange is sought and from the party (or his agents) making the tender or exchange offer. If the Portfolio desires to take action with respect to any tender offer, exchange offer or any other similar transaction, the Portfolio shall notify the Custodian at least three business days prior to the date on which the Custodian is to take such action.

3.Duties of the Custodian with Respect to Property of the Fund
Held Outside of the United States

3.1Appointment of Foreign Sub-Custodians. The Fund hereby authorizes and instructs the Custodian to employ as sub-custodians for the Portfolio's securities and other assets maintained outside the United States the foreign banking institutions and foreign securities depositories designated on Schedule A hereto ("foreign sub-custodians"). Upon receipt of "Proper Instructions", as defined in Section 5 of this Contract, together with a certified resolution of the Fund's Board of Trustees, the Custodian and the Fund may agree to amend Schedule A hereto from time to time to designate additional foreign banking institutions and foreign securities depositories to act as sub-custodian. Upon receipt of Proper Instructions, the Fund may instruct the Custodian to cease the employment of any one or more such sub-custodians for maintaining custody of the Portfolio's assets.

3.2Assets to be Held. The Custodian shall limit the securities and other assets maintained in the custody of the foreign sub-custodians to: (a) "foreign securities", as defined in paragraph (c)(1) of Rule 17f-5 under the Investment Company Act of 1940, and (b) cash and cash equivalents in such amounts as the Custodian or the Fund may determine to be reasonably necessary to effect the Portfolio's foreign securities transactions. The Custodian shall identify on its books as belonging to the Fund, the foreign securities of the Fund held by each foreign sub-custodian.

3.3Foreign Securities Systems. Except as may otherwise be agreed upon in writing by the Custodian and the Fund, assets of the Portfolios shall be maintained in a clearing agency which acts as a securities depository or in a book-entry system for the central handling of securities located outside the United States (each a "Foreign Securities System") only through arrangements implemented by the foreign banking institutions serving as sub-custodians pursuant to the terms hereof (Foreign Securities Systems and U.S. Securities Systems are collectively referred to herein as the "Securities Systems"). Where possible, such arrangements shall include entry into agreements containing the provisions set forth in Section 3.5 hereof.

3.4Holding Securities. The Custodian may hold securities and other non-cash property for all of its customers, including the Fund, with a Foreign Sub-custodian in a single account that is identified as belonging to the Custodian for the benefit of its customers, provided however, that (i) the records of the Custodian with respect to securities and other non-cash property of the Fund which are maintained in such account shall identify by book-entry those securities and other non-cash property belonging to the Fund and (ii) the Custodian shall require that securities and other non-cash property so held by the Foreign Sub-custodian be held separately from any assets of the Foreign Sub-custodian or of others.

3.5Agreements with Foreign Banking Institutions. Each agreement with a foreign banking institution shall provide that: (a) the assets of each Portfolio will not be subject to any right, charge, security interest, lien or claim of any kind in favor of the foreign banking institution or its creditors or agent, except a claim of payment for their safe custody or administration; (b) beneficial ownership for the assets of each Portfolio will be freely transferable without the payment of money or value other than for custody or administration; (c) adequate records will be maintained identifying the assets as belonging to each applicable Portfolio; (d) officers of or auditors employed by, or other representatives of the Custodian, including to the extent permitted under applicable law the independent public accountants for the Fund, will be given access to the books and records of the foreign banking institution relating to its actions under its agreement with the Custodian; and (e) assets of the Portfolios held by the foreign sub-custodian will be subject only to the instructions of the Custodian or its agents.

3.6Access of Independent Accountants of the Fund. Upon request of the Fund, the Custodian will use its best efforts to arrange for the independent accountants of the Fund to be afforded access to the books and records of any foreign banking institution employed as a foreign sub-custodian insofar as such books and records relate to the performance of such foreign banking institution under its agreement with the Custodian.

3.7Reports by Custodian. The Custodian will supply to the Fund from time to time, as mutually agreed upon, statements in respect of the securities and other assets of the Portfolio(s) held by foreign sub-custodians, including but not limited to an identification of entities having possession of the Portfolio(s) securities and other assets and advices or notifications of any transfers of securities to or from each custodial account maintained by a foreign banking institution for the Custodian on behalf of each applicable Portfolio indicating, as to securities acquired for a Portfolio, the identity of the entity having physical possession of such securities.

3.8Transactions in Foreign Custody Account. (a) Except as otherwise provided in paragraph (b) of this Section 3.8, the provision of Sections 2.2 and 2.7 of this Contract shall apply, mutatis mutandis to the foreign securities of the Fund held outside the United States by foreign sub-custodians.

(b) Notwithstanding any provision of this Contract to the contrary, settlement and payment for securities received for the account of each applicable Portfolio and delivery of securities maintained for the account of each applicable Portfolio may be effected in accordance with the customary established securities trading or securities processing practices and procedures in the jurisdiction or market in which the transaction occurs, including, without limitation, delivering securities to the purchaser thereof or to a dealer therefor (or an agent for such purchaser or dealer) against a receipt with the expectation of receiving later payment for such securities from such purchaser or dealer.

(c) Securities maintained in the custody of a foreign sub-custodian may be maintained in the name of such entity's nominee to the same extent as set forth in Section 2.3 of this Contract, and the Fund agrees to hold any such nominee harmless from any liability as a holder of record of such securities.

3.9Liability of Foreign Sub-Custodians. Each agreement pursuant to which the Custodian employs a foreign banking institution as a foreign sub-custodian shall require the institution to exercise reasonable care in the performance of its duties and to indemnify, and hold harmless, the Custodian and the Fund from and against any loss, damage, cost, expense, liability or claim arising out of or in connection with the institution's performance of such obligations. At the election of the Fund, it shall be entitled to be subrogated to the rights of the Custodian with respect to any claims against a foreign banking institution as a consequence of any such loss, damage, cost, expense, liability or claim if and to the extent that the Fund has not been made whole for any such loss, damage, cost, expense, liability or claim.

3.10Liability of Custodian. The Custodian shall be liable for the acts or omissions of a foreign banking institution to the same extent as set forth with respect to sub-custodians generally in this Contract and, regardless of whether assets are maintained in the custody of a foreign banking institution, a foreign securities depository or a branch of a U.S. bank as contemplated by paragraph 3.13 hereof, the Custodian shall not be liable for any loss, damage, cost, expense, liability or claim resulting from nationalization, expropriation, currency restrictions, or acts of war or terrorism or any loss where the sub-custodian has otherwise exercised reasonable care. Notwithstanding the foregoing provisions of this paragraph 3.10, in delegating custody duties to State Street London Ltd., the Custodian shall not be relieved of any responsibility to the Fund for any loss due to such delegation, except such loss as may result from (a) political risk (including, but not limited to, exchange control restrictions, confiscation, expropriation, nationalization, insurrection, civil strife or armed hostilities) or (b) other losses (excluding a bankruptcy or insolvency of State Street London Ltd. not caused by political risk) due to Acts of God, nuclear incident or other losses under circumstances where the Custodian and State Street London Ltd. have exercised reasonable care.

3.11Reimbursement for Advances. If the Fund requires the Custodian to advance cash or securities for any purpose for the benefit of a Portfolio including the purchase or sale of foreign exchange or of contracts for foreign exchange, or in the event that the Custodian or its nominee shall incur or be assessed any taxes, charges, expenses, assessments, claims or liabilities in connection with the performance of this Contract, except such as may arise from its or its nominee's own negligent action, negligent failure to act or willful misconduct, any property at any time held for the account of the applicable Portfolio shall be security therefor and should the Fund fail to repay the Custodian promptly, the Custodian shall be entitled to utilize available cash and to dispose of such Portfolio's assets to the extent necessary to obtain reimbursement.

3.12Monitoring Responsibilities. The Custodian shall furnish annually to the Fund, during the month of June, information concerning the foreign sub-custodians employed by the Custodian. Such information shall be similar in kind and scope to that furnished to the Fund in connection with the initial approval of this Contract. In addition, the Custodian will promptly inform the Fund in the event that the Custodian learns of a material adverse change in the financial condition of a foreign sub-custodian or any material loss of the assets of the Fund or in the case of any foreign sub-custodian not the subject of an exemptive order from the Securities and Exchange Commission is notified by such foreign sub-custodian that there appears to be a substantial likelihood that its shareholders' equity will decline below $200 million (U.S. dollars or the equivalent thereof) or that its shareholders' equity has declined below $200 million (in each case computed in accordance with generally accepted U.S. accounting principles).

3.13Branches of U.S. Banks. (a) Except as otherwise set forth in this Contract, the provisions hereof shall not apply where the custody of the Portfolios assets are maintained in a foreign branch of a banking institution which is a "bank" as defined by
Section 2(a)(5) of the Investment Company Act of 1940 meeting the qualification set forth in Section 26(a) of said Act. The appointment of any such branch as a sub-custodian shall be governed by paragraph 1 of this Contract.

(b) Cash held for each Portfolio of the Fund in the United
Kingdom shall be maintained in an interest bearing account established for the Fund with the Custodian's London branch, which account shall be subject to the direction of the Custodian, State Street London Ltd. or both.

3.14Tax Law. The Custodian shall have no responsibility or liability for any obligations now or hereafter imposed on the Fund or the Custodian as custodian of the Fund by the tax law of the United States of America or any state or political subdivision thereof. It shall be the responsibility of the Fund to notify the Custodian of the obligations imposed on the Fund or the Custodian as custodian of the Fund by the tax law of jurisdictions other than those mentioned in the above sentence, including responsibility for withholding and other taxes, assessments or other governmental charges, certifications and governmental reporting. The sole responsibility of the Custodian with regard to such tax law shall be to use reasonable efforts to assist the Fund with respect to any claim for exemption or refund under the tax law of jurisdictions for which the Fund has provided such information.

4.Payments for Sales or Repurchases or Redemptions of Shares of the Fund

The Custodian shall receive from the distributor for the Shares or from the Transfer Agent of the Fund and deposit into the account of the appropriate Portfolio such payments as are received for Shares of that Portfolio issued or sold from time to time by the Fund. The Custodian will provide timely notification to the Fund on behalf of each such Portfolio and the Transfer Agent of any receipt by it of payments for Shares of such Portfolio.

From such funds as may be available for the purpose but subject to the limitations of the Declaration of Trust and any applicable votes of the Board of Trustees of the Fund pursuant thereto, the Custodian shall, upon receipt of instructions from the Transfer Agent, make funds available for payment to holders of Shares who have delivered to the Transfer Agent a request for redemption or repurchase of their Shares. In connection with the redemption or repurchase of Shares of a Portfolio, the Custodian is authorized upon receipt of instructions from the Transfer Agent to wire funds to or through a commercial bank designated by the redeeming shareholders. In connection with the redemption or repurchase of Shares of the Fund, the Custodian shall honor checks drawn on the Custodian by a holder of Shares, which checks have been furnished by the Fund to the holder of Shares, when presented to the Custodian in accordance with such procedures and controls as are mutually agreed upon from time to time between the Fund and the Custodian.

5.Proper Instructions

Proper Instructions as used throughout this Contract means a writing signed or initialled by one or more person or persons as the Board of Trustees shall have from time to time authorized. Each such writing shall set forth the specific transaction or type of transaction involved, including a specific statement of the purpose for which such action is requested. Oral instructions will be considered Proper Instructions if the Custodian reasonably believes them to have been given by a person authorized to give such instructions with respect to the transaction involved. The Fund shall cause all oral instructions to be confirmed in writing. Upon receipt of a certificate of the Secretary or an Assistant Secretary as to the authorization by the Board of Trustees of the Fund accompanied by a detailed description of procedures approved by the Board of Trustees, Proper Instructions may include communications effected directly between electro-mechanical or electronic devices provided that the Board of Trustees and the Custodian are satisfied that such procedures afford adequate safeguards for the Portfolios' assets. For purposes of this Section, Proper Instructions shall include instructions received by the Custodian pursuant to any three - party agreement which requires a segregated asset account in accordance with Section 2.12.

6.Actions Permitted without Express Authority

The Custodian may in its discretion, without express authority from the Fund on behalf of each applicable Portfolio:

1) make payments to itself or others for minor expenses of handling securities or other similar items relating to its duties under this Contract, provided that all such payments shall be accounted for to the Fund on behalf of the Portfolio;

2) surrender securities in temporary form for securities in definitive form;

3) endorse for collection, in the name of the Portfolio, checks, drafts and other negotiable instruments; and

4) in general, attend to all non-discretionary details in connection with the sale, exchange, substitution, purchase, transfer and other dealings with the securities and property of the Portfolio except as otherwise directed by the Board of Trustees of the Fund.

7.Evidence of Authority

The Custodian shall be protected in acting upon any instructions, notice, request, consent, certificate or other instrument or paper believed by it to be genuine and to have been properly executed by or on behalf of the Fund. The Custodian may receive and accept a certified copy of a vote of the Board of Trustees of the Fund as conclusive evidence (a) of the authority of any person to act in accordance with such vote or (b) of any determination or of any action by the Board of Trustees pursuant to the Declaration of Trust as described in such vote, and such vote may be considered as in full force and effect until receipt by the Custodian of written notice to the contrary.


8.Duties of Custodian with Respect to the Books of Account and Calculation of Net Asset Value and Net Income

The Custodian shall cooperate with and supply necessary information to the entity or entities appointed by the Board of Trustees of the Fund to keep the books of account of each Portfolio and/or compute the net asset value per share of the outstanding shares of each Portfolio or, if directed in writing to do so by the Fund on behalf of the Portfolio, shall itself keep such books of account and/or compute such net asset value per share. If so directed, the Custodian shall also calculate daily the net income of the Portfolio as described in the Fund's currently effective prospectus related to such Portfolio and shall advise the Fund and the Transfer Agent daily of the total amounts of such net income and, if instructed in writing by an officer of the Fund to do so, shall advise the Transfer Agent periodically of the division of such net income among its various components. The calculations of the net asset value per share and the daily income of each Portfolio shall be made at the time or times described from time to time in the Fund's currently effective prospectus related to such Portfolio.


9.Records

The Custodian shall with respect to each Portfolio create and maintain all records relating to its activities and obligations under this Contract in such manner as will meet the obligations of the Fund under the Investment Company Act of 1940, with particular attention to Section 31 thereof and Rules 31a-1 and 31a-2 thereunder. All such records shall be the property of the Fund and shall at all times during the regular business hours of the Custodian be open for inspection by duly authorized officers, employees or agents of the Fund and employees and agents of the Securities and Exchange Commission. The Custodian shall, at the Fund's request, supply the Fund with a tabulation of securities owned by each Portfolio and held by the Custodian and shall, when requested to do so by the Fund and for such compensation as shall be agreed upon between the Fund and the Custodian, include certificate numbers in such tabulations.

10.Opinion of Fund's Independent Accountant

The Custodian shall take all reasonable action, as the Fund on behalf of each applicable Portfolio may from time to time request, to obtain from year to year favorable opinions from the Fund's independent accountants with respect to its activities hereunder in connection with the preparation of the Fund's Form N-1A, and Form N-SAR or other annual reports to the Securities and Exchange Commission and with respect to any other requirements of such Commission.

11.Reports to Fund by Independent Public Accountants

The Custodian shall provide the Fund, on behalf of each of the Portfolios at such times as the Fund may reasonably require, with reports by independent public accountants on the accounting system, internal accounting control and procedures for safeguarding securities, futures contracts and options on futures contracts, including securities deposited and/or maintained in a Securities System, relating to the services provided by the Custodian under this Contract; such reports, shall be of sufficient scope and in sufficient detail, as may reasonably be required by the Fund to provide reasonable assurance that any material inadequacies would be disclosed by such examination, and, if there are no such inadequacies, the reports shall so state.

12.Compensation of Custodian

The Custodian shall be entitled to reasonable compensation for its services and expenses as Custodian, as agreed upon from time to time between the Fund on behalf of each applicable Portfolio and the Custodian.

13.Responsibility of Custodian

So long as and to the extent that it is in the exercise of reasonable care, the Custodian shall not be responsible for the title, validity or genuineness of any property or evidence of title thereto received by it or delivered by it pursuant to this Contract and shall be held harmless in acting upon any notice, request, consent, certificate or other instrument reasonably believed by it to be genuine and to be signed by the proper party or parties, including any futures commission merchant acting pursuant to the terms of a three-party futures or options agreement. The Custodian shall be held to the exercise of reasonable care in carrying out the provisions of this Contract, but shall be kept indemnified by and shall be without liability to the Fund for any action taken or omitted by it in good faith without negligence. It shall be entitled to rely on and may act upon advice of counsel (who may be counsel for the Fund) on all matters, and shall be without liability for any action reasonably taken or omitted pursuant to such advice.

Except as may arise from the Custodian's own negligence or willful misconduct or the negligence or willful misconduct of a sub-custodian or agent, the Custodian shall be without liability to the Fund for any loss, liability, claim or expense resulting from or caused by; (i) events or circumstances beyond the reasonable control of the Custodian or any sub-custodian or Securities System or any agent or nominee of any of the foregoing, including, without limitation, nationalization or expropriation, imposition of currency controls or restrictions, the interruption, suspension or restriction of trading on or the closure of any securities market, power or other mechanical or technological failures or interruptions, computer viruses or communications disruptions, acts of war or terrorism, riots, revolutions, work stoppages, natural disasters or other similar events or acts; (ii) errors by the Fund or the Investment Advisor in their instructions to the Custodian provided such instructions have been in accordance with this Contract; (iii) the insolvency of or acts or omissions by a Securities System; (iv) any delay or failure of any broker, agent or intermediary, central bank or other commercially prevalent payment or clearing system to deliver to the Custodian's sub-custodian or agent securities purchased or in the remittance or payment made in connection with securities sold; (v) any delay or failure of any company, corporation, or other body in charge or registering or transferring securities in the name of the Custodian, the Fund, the Custodian's sub-custodians, nominees or agents or any consequential losses arising out of such delay or failure to transfer such securities including non-receipt of bonus, dividends and rights and other accretions or benefits; (vi) delays or inability to perform its duties due to any disorder in market infrastructure with respect to any particular security or Securities System; and (vii) any provision of any present or future law or regulation or order of the United States of America, or any state thereof, or any other country, or political subdivision thereof or of any court of competent jurisdiction.

The Custodian shall be liable for the acts or omissions of a foreign banking institution to the same extent as set forth with respect to sub-custodians generally in this Contract.

If the Fund requires the Custodian to take any action with respect to securities, which action involves the payment of money or which action may, in the opinion of the Custodian, result in the Custodian or its nominee assigned to the Fund being liable for the payment of money or incurring liability of some other form, the Fund, as a prerequisite to requiring the Custodian to take such action, shall provide indemnity to the Custodian in an amount and form satisfactory to it.

If the Fund requires the Custodian, its affiliates, subsidiaries or agents, to advance cash or securities for any purpose (including but not limited to securities settlements, foreign exchange contracts and assumed settlement) or in the event that the Custodian or its nominee shall incur or be assessed any taxes, charges, expenses, assessments, claims or liabilities in connection with the performance of this Contract, except such as may arise from its or its nominee's own negligent action, negligent failure to act or willful misconduct, any property at any time held for the account of the Fund shall be security therefor and should the Fund fail to repay the Custodian promptly, the Custodian shall be entitled to utilize available cash and to dispose of the Fund assets to the extent necessary to obtain reimbursement.

In no event shall the Custodian be liable for indirect, special or consequential damages.

14.Effective Period, Termination and Amendment

This Contract shall become effective as of its execution, shall continue in full force and effect until terminated as hereinafter provided, may be amended at any time by mutual agreement of the parties hereto and may be terminated by either party by an instrument in writing delivered or mailed, postage prepaid to the other party, such termination to take effect not sooner than thirty (30) days after the date of such delivery or mailing; provided, however that the Custodian shall not with respect to a Portfolio act under Section 2.10 hereof in the absence of receipt of an initial certificate of the Secretary or an Assistant Secretary that the Board of Trustees of the Fund has approved the initial use of a particular Securities System by such Portfolio, as required by Rule 17f-4 under the Investment Company Act of 1940, as amended and that the Custodian shall not with respect to a Portfolio act under Section 2.11 hereof in the absence of receipt of an initial certificate of the Secretary or an Assistant Secretary that the Board of Trustees has approved the initial use of the Direct Paper System by such Portfolio ; provided further, however, that the Fund shall not amend or terminate this Contract in contravention of any applicable federal or state regulations, or any provision of the Declaration of Trust, and further provided, that the Fund on behalf of one or more of the Portfolios may at any time by action of its Board of Trustees (i) substitute another bank or trust company for the Custodian by giving notice as described above to the Custodian, or (ii) immediately terminate this Contract in the event of the appointment of a conservator or receiver for the Custodian by the Comptroller of the Currency or upon the happening of a like event at the direction of an appropriate regulatory agency or court of competent jurisdiction.

Upon termination of the Contract, the Fund on behalf of each applicable Portfolio shall pay to the Custodian such compensation as may be due as of the date of such termination and shall likewise reimburse the Custodian for its costs, expenses and disbursements.

15.Successor Custodian

If a successor custodian for the Fund, of one or more of the Portfolios shall be appointed by the Board of Trustees of the Fund, the Custodian shall, upon termination, deliver to such successor custodian at the office of the Custodian, duly endorsed and in the form for transfer, all securities of each applicable Portfolio then held by it hereunder and shall transfer to an account of the successor custodian all of the securities of each such Portfolio held in a Securities System.

If no such successor custodian shall be appointed, the Custodian shall, in like manner, upon receipt of a certified copy of a vote of the Board of Trustees of the Fund, deliver at the office of the Custodian and transfer such securities, funds and other properties in accordance with such vote.

In the event that no written order designating a successor custodian or certified copy of a vote of the Board of Trustees shall have been delivered to the Custodian on or before the date when such termination shall become effective, then the Custodian shall have the right to deliver to a bank or trust company, which is a "bank" as defined in the Investment Company Act of 1940, doing business in Boston, Massachusetts, of its own selection, having an aggregate capital, surplus, and undivided profits, as shown by its last published report, of not less than $25,000,000, all securities, funds and other properties held by the Custodian on behalf of each applicable Portfolio and all instruments held by the Custodian relative thereto and all other property held by it under this Contract on behalf of each applicable Portfolio and to transfer to an account of such successor custodian all of the securities of each such Portfolio held in any Securities System. Thereafter, such bank or trust company shall be the successor of the Custodian under this Contract.

In the event that securities, funds and other properties remain in the possession of the Custodian after the date of termination hereof owing to failure of the Fund to procure the certified copy of the vote referred to or of the Board of Trustees to appoint a successor custodian, the Custodian shall be entitled to fair compensation for its services during such period as the Custodian retains possession of such securities, funds and other properties and the provisions of this Contract relating to the duties and obligations of the Custodian shall remain in full force and effect.

16.Interpretive and Additional Provisions

In connection with the operation of this Contract, the Custodian and the Fund on behalf of each of the Portfolios, may from time to time agree on such provisions interpretive of or in addition to the provisions of this Contract as may in their joint opinion be consistent with the general tenor of this Contract. Any such interpretive or additional provisions shall be in a writing signed by both parties and shall be annexed hereto, provided that no such interpretive or additional provisions shall contravene any applicable federal or state regulations or any provision of the Declaration of Trust of the Fund. No interpretive or additional provisions made as provided in the preceding sentence shall be deemed to be an amendment of this Contract.

17.Additional Funds

In the event that the Fund establishes one or more series of Shares in addition to Royce Premier Portfolio, Royce Equity Income Portfolio and Royce Micro-Cap Portfolio with respect to which it desires to have the Custodian render services as custodian under the terms hereof, it shall so notify the Custodian in writing, and if the Custodian agrees in writing to provide such services, such series of Shares shall become a Portfolio hereunder.

18.Massachusetts Law to Apply

This Contract shall be construed and the provisions thereof interpreted under and in accordance with laws of The Commonwealth of Massachusetts.

19.Prior Contracts

This Contract supersedes and terminates, as of the date hereof, all prior contracts between the Fund on behalf of each of the Portfolios and the Custodian relating to the custody of the Fund's assets.

20.Shareholder Communications Election

Securities and Exchange Commission Rule 14b-2 requires banks which hold securities for the account of customers to respond to requests by issuers of securities for the names, addresses and holdings of beneficial owners of securities of that issuer held by the bank unless the beneficial owner has expressly objected to disclosure of this information. In order to comply with the rule, the Custodian needs the Fund to indicate whether it authorizes the Custodian to provide the Fund's name, address, and share position to requesting companies whose securities the Fund owns. If the Fund tells the Custodian "no", the Custodian will not provide this information to requesting companies. If the Fund tells the Custodian "yes" or does not check either "yes" or "no" below, the Custodian is required by the rule to treat the Fund as consenting to disclosure of this information for all securities owned by the Fund or any funds or accounts established by the Fund. For the Fund's protection, the Rule prohibits the requesting company from using the Fund's name and address for any purpose other than corporate communications. Please indicate below whether the Fund consents or objects by checking one of the alternatives below.


     YES [ ] The Custodian is authorized to release the Fund's name, address, and share positions.

     NO [ ] The Custodian is not authorized to release the Fund's name, address, and share positions.

IN WITNESS WHEREOF, each of the parties has caused this
instrument to be executed                            in its name
and behalf by its duly authorized representative and its seal to
be hereunder affixed                            as of the
     day of                   , 1996.


ATTEST                       ROYCE CAPITAL TRUST

                                                     By


ATTEST                       STATE STREET BANK AND TRUST COMPANY


                                                     By

                               Executive Vice President

                                                     Schedule A


         The following foreign banking institutions and foreign securities depositories have been approved by the Board of Trustees of Royce Capital Trust for use as sub-custodians for the Fund's securities and other assets:



                   (Insert banks and securities depositories)






















Certified:



Fund's Authorized Officer


Date:
                       SCHEDULE FOR COMPUTATION OF
         PERFORMANCE QUOTATIONS PROVIDED IN ITEM 22

     This Schedule illustrates the growth of a $1,000 initial investment in Royce Premier Fund, Royce Equity Income Fund and Royce Micro-Cap Fund, each a series of The Royce Fund, by applying the "Annual Total Return" and the "Average Annual Total Return" percentages set forth in this Registration Statement in response to Item 22 to the following total return formula:

                    P(1+T) to the Nth power = ERV

Where:    P    =    a hypothetical initial payment of $1,000

          T    =    average annual total return

          N    =    number of years

          ERV  =    ending redeemable value of a hypothetical
$1,000 investment made at the beginning of the 1, 5 or 10 year or other periods at the end of the 1, 5 or 10 year or other periods.

Royce Premier Fund

          (a)   1 Year Ending Redeemable Value ("ERV") of a
$1,000 investment for the one year period ended December 31, 1995:

               $1,000 (1+ .1782) to the 1st power = $1,178.20 ERV

          (b) ERV of a $1,000 investment for the period from the Fund's inception on January 1, 1992 through December 31,
1995:

               $1,000 (1+ .1380) to the 4th power = $1,677.40 ERV

Royce Equity Income Fund

          (a) 1 Year ERV of a $1,000 investment for the one year period ended December 31, 1995:

               $1,000 (1+ .1637) to the 1st power = $1,163.70 ERV

          (b) 5 Year ERV of a $1,000 investment for the five year period ended December 31, 1995:

               $1,000 (1+ .1464) to the 5th power = $1,980.00 ERV

          (c) ERV of a $1,000 investment for the period from the Fund's inception on January 2, 1990 through December 31,
1995:

               $1,000 (1+ .0899) to the 6th power = $1,676.00 ERV

Royce Micro-Cap Fund

          (a)   1 Year Ending Redeemable Value ("ERV") of a
$1,000 investment for the one year period ended December 31, 1995:

               $1,000 (1+ .1906) to the 1st power = $1,190.60 ERV

          (b) ERV of a $1,000 investment for the period from the Fund's inception on January 1, 1992 through December 31,
1995:

               $1,000 (1+ .1852) to the 4th power = $1,973.10 ERV

[ARTICLE] 6
[SERIES]
   [NUMBER] 2
   [NAME] ROYCE EQUITY INCOME PORTFOLIO

[PERIOD-TYPE]                   8-MOS
[FISCAL-YEAR-END]                          DEC-31-1996
[PERIOD-END]                               DEC-31-1996
[INVESTMENTS-AT-COST]                                0
[INVESTMENTS-AT-VALUE]                               0
[RECEIVABLES]                                        0
[ASSETS-OTHER]                                       0
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                                       0
[PAYABLE-FOR-SECURITIES]                             0
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                            0
[TOTAL-LIABILITIES]                                  0
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                             0
[SHARES-COMMON-STOCK]                                0
[SHARES-COMMON-PRIOR]                                0
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                              0
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                             0
[NET-ASSETS]                                         0
[DIVIDEND-INCOME]                                    0
[INTEREST-INCOME]                                    0
[OTHER-INCOME]                                       0
[EXPENSES-NET]                                       0
[NET-INVESTMENT-INCOME]                              0
[REALIZED-GAINS-CURRENT]                             0
[APPREC-INCREASE-CURRENT]                            0
[NET-CHANGE-FROM-OPS]                                0
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                            0
[DISTRIBUTIONS-OF-GAINS]                             0
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                              0
[NUMBER-OF-SHARES-REDEEMED]                          0
[SHARES-REINVESTED]                                  0
[NET-CHANGE-IN-ASSETS]                               0
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                            0
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                                0
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                      0
[AVERAGE-NET-ASSETS]                                 0
[PER-SHARE-NAV-BEGIN]                             5.00
[PER-SHARE-NII]                                      0
[PER-SHARE-GAIN-APPREC]                              0
[PER-SHARE-DIVIDEND]                                 0
[PER-SHARE-DISTRIBUTIONS]                            0
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                               5.00
[EXPENSE-RATIO]                                   1.99
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0